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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-01424
AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/12

Item 1. Reports to Stockholders.

Invesco Capital Development Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: ACDAX ▪ B: ACDBX ▪ C: ACDCX ▪ R: ACDRX ▪ Y: ACDYX ▪ Investor: ACDIX
Institutional: ACDVX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
18	Fund Expenses
19	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front–end sales charges, which would have reduced performance.

Class A Shares	9.33%

Class B Shares	8.94

Class C Shares	8.96

Class R Shares	9.24

Class Y Shares	9.45

Investor Class Shares	9.32

Institutional Class Shares	9.56

S&P 500 Index▼ (Broad Market Index)	12.77

Russell Midcap Growth Index▼ (Style–Specific Index)	12.26

Lipper Mid–Cap Growth Funds Index▼ (Peer Group Index)	11.27

Source: ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell Midcap® Growth Index is an unmanaged index considered representative of mid–cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid–Cap Growth Funds Index is an unmanaged index considered representative of mid–cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Capital Development Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (6/17/96)	6.99%

10 Years	3.83

5 Years	-2.17

1 Year	-12.66

Class B Shares

Inception (10/1/96)	6.32%

10 Years	3.84

5 Years	-2.13

1 Year	-12.81

Class C Shares

Inception (8/4/97)	5.00%

10 Years	3.68

5 Years	-1.79

1 Year	-9.15

Class R Shares

10 Years	4.20%

5 Years	-1.29

1 Year	-7.75

Class Y Shares

10 Years	4.52%

5 Years	-0.89

1 Year	-7.30

Investor Class Shares

10 Years	4.43%

5 Years	-1.06

1 Year	-7.56

Institutional Class Shares

Inception (3/15/02)	4.92%

10 Years	4.96

5 Years	-0.58

1 Year	-7.13
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on November 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter–end, including maximum applicable sales charges

Class A Shares

Inception (6/17/96)	7.11%

10 Years	3.86

5 Years	-1.32

1 Year	-7.73

Class B Shares

Inception (10/1/96)	6.44%

10 Years	3.86

5 Years	-1.30

1 Year	-7.92

Class C Shares

Inception (8/4/97)	5.11%

10 Years	3.70

5 Years	-0.94

1 Year	-4.05

Class R Shares

10 Years	4.22%

5 Years	-0.45

1 Year	-2.66

Class Y Shares

10 Years	4.54%

5 Years	-0.02

1 Year	-2.13

Investor Class Shares

10 Years	4.45%

5 Years	-0.20

1 Year	-2.42

Institutional Class Shares

Inception (3/15/02)	5.07%

10 Years	4.98

5 Years	0.27

1 Year	-1.97
share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.28%, 2.03%, 2.03%, 1.53%, 1.03%, 1.28% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Capital Development Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Capital Development Fund

Schedule of Investments(a)

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.82%
Aerospace & Defense–2.15%
BE Aerospace, Inc.(b)	136,922	$6,439,442

Triumph Group, Inc.	102,134	6,416,058

		12,855,500

Apparel Retail–0.79%
American Eagle Outfitters, Inc.	262,138	4,721,105

Apparel, Accessories & Luxury Goods–3.07%
Coach, Inc.	123,419	9,029,334

Michael Kors Holdings Ltd.(b)	205,061	9,365,136

		18,394,470

Application Software–3.51%
Autodesk, Inc.(b)	74,200	2,921,254

Citrix Systems, Inc.(b)	142,848	12,229,218

Salesforce.com, Inc.(b)	37,625	5,859,341

		21,009,813

Asset Management & Custody Banks–1.86%
Affiliated Managers Group, Inc.(b)	98,094	11,145,440

Auto Parts & Equipment–1.50%
BorgWarner, Inc.(b)	113,912	9,003,604

Automobile Manufacturers–1.43%
Tesla Motors, Inc.(b)(c)	258,163	8,552,940

Automotive Retail–1.27%
O’Reilly Automotive, Inc.(b)	72,250	7,619,485

Biotechnology–3.20%
Alexion Pharmaceuticals, Inc.(b)	50,968	4,603,430

BioMarin Pharmaceutical Inc.(b)	230,998	8,015,630

Medivation Inc.(b)	40,128	3,245,553

Onyx Pharmaceuticals, Inc.(b)	72,087	3,280,679

		19,145,292

Broadcasting–2.13%
Discovery Communications, Inc.–Class A(b)	234,065	12,737,817

Building Products–1.42%
Lennox International Inc.	195,740	8,495,116

Communications Equipment–2.23%
F5 Networks, Inc.(b)	53,263	7,133,514

Riverbed Technology, Inc.(b)	199,208	3,930,374

Sycamore Networks, Inc.(b)	147,111	2,293,460

		13,357,348

Computer Storage & Peripherals–0.20%
NetApp, Inc.(b)	30,699	1,192,042

Construction & Engineering–1.89%
KBR, Inc.	166,372	5,633,356

MasTec Inc.(b)	325,181	5,654,898

		11,288,254

Construction & Farm Machinery & Heavy Trucks–1.31%
AGCO Corp.(b)	168,101	7,828,464

Consumer Finance–2.09%
Discover Financial Services	369,365	12,521,474

Data Processing & Outsourced Services–0.95%
VeriFone Systems, Inc.(b)	119,533	5,694,552

Electrical Components & Equipment–2.60%
Cooper Industries PLC (Ireland)	161,532	10,107,057

Polypore International, Inc.(b)	145,898	5,449,291

		15,556,348

Electronic Components–1.82%
Amphenol Corp.–Class A	187,032	10,874,041

Fertilizers & Agricultural Chemicals–1.08%
Intrepid Potash, Inc.(b)	259,981	6,460,528

General Merchandise Stores–1.84%
Dollar Tree, Inc.(b)	108,585	11,038,751

Health Care Equipment–1.58%
Hologic, Inc.(b)	292,505	5,592,696

NxStage Medical, Inc.(b)	228,187	3,879,179

		9,471,875

Health Care Facilities–2.20%
Brookdale Senior Living Inc.(b)	367,802	6,991,916

Universal Health Services, Inc.–Class B	145,089	6,196,751

		13,188,667

Health Care Services–3.34%
DaVita, Inc.(b)	104,777	9,281,147

Express Scripts Holding Co.(b)	116,089	6,476,605

HMS Holdings Corp.(b)	176,603	4,249,068

		20,006,820

Homebuilding–0.85%
Toll Brothers, Inc.(b)	201,292	5,112,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Capital Development Fund

	Shares	Value

Hotels, Resorts & Cruise Lines–1.70%
Starwood Hotels & Resorts Worldwide, Inc.	171,631	$10,160,555

Household Products–1.67%
Church & Dwight Co., Inc.	196,871	10,001,047

Human Resource & Employment Services–1.27%
Robert Half International, Inc.	255,217	7,605,467

Industrial Gases–1.37%
Airgas, Inc.	89,262	8,179,970

Industrial Machinery–3.26%
Flowserve Corp.	85,633	9,841,801

Gardner Denver Inc.	72,222	4,704,541

Graco Inc.	93,163	4,966,519

		19,512,861

Internet Software & Services–3.08%
Equinix, Inc.(b)	68,276	11,210,919

Facebook Inc.–Class B (Acquired 04/04/12-04/05/12; Cost $7,282,445)(b)(d)	218,971	7,226,043

		18,436,962

IT Consulting & Other Services–1.49%
Cognizant Technology Solutions Corp.–Class A(b)	121,843	8,933,529

Life Sciences Tools & Services–1.48%
Agilent Technologies, Inc.	210,146	8,863,958

Managed Health Care–1.91%
Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost $13,947,028)(b)(d)	1,014,837	11,416,916

Metal & Glass Containers–0.97%
Owens-Illinois, Inc.(b)	248,876	5,786,367

Movies & Entertainment–1.38%
Cinemark Holdings, Inc.	358,534	8,231,941

Oil & Gas Drilling–0.99%
Ensco PLC–ADR (United Kingdom)	108,020	5,903,293

Oil & Gas Equipment & Services–3.05%
Cameron International Corp.(b)	192,114	9,845,842

Weatherford International Ltd.(b)	590,266	8,423,096

		18,268,938

Oil & Gas Exploration & Production–4.08%
Pioneer Natural Resources Co.	90,688	10,503,484

Plains Exploration & Production Co.(b)	138,851	5,672,063

Whiting Petroleum Corp.(b)	144,534	8,267,345

		24,442,892

Pharmaceuticals–0.76%
Endo Pharmaceuticals Holdings Inc.(b)	129,789	4,560,785

Railroads–1.84%
Kansas City Southern	142,961	11,010,856

Restaurants–2.08%
Chipotle Mexican Grill, Inc.(b)	15,638	6,476,478

Jack in the Box Inc.(b)	264,316	6,005,259

		12,481,737

Semiconductors–3.69%
Avago Technologies Ltd. (Singapore)	266,018	9,172,301

Broadcom Corp.–Class A(b)	163,179	5,972,351

ON Semiconductor Corp.(b)	837,737	6,919,708

		22,064,360

Soft Drinks–1.56%
Monster Beverage Corp.(b)	143,408	9,315,784

Specialty Chemicals–3.18%
Albemarle Corp.	152,689	9,970,592

LyondellBasell Industries N.V.–Class A (Netherlands)	216,306	9,037,264

		19,007,856

Specialty Stores–5.34%
Dick’s Sporting Goods, Inc.	212,462	10,750,577

PetSmart, Inc.	192,342	11,205,845

Ulta Salon, Cosmetics & Fragrance, Inc.	113,517	10,009,929

		31,966,351

Steel–1.06%
Allegheny Technologies, Inc.	148,132	6,360,788

Technology Distributors–1.24%
Avnet, Inc.(b)	206,029	7,433,526

Trucking–1.33%
J.B. Hunt Transport Services, Inc.	143,414	7,935,097

Wireless Telecommunication Services–2.73%
NII Holdings Inc.(b)	381,736	5,342,395

SBA Communications Corp.–Class A(b)	205,154	11,024,976

		16,367,371

Total Common Stocks & Other Equity Interests (Cost $488,877,026)		591,521,770

Money Market Funds–0.59%
Liquid Assets Portfolio–Institutional Class(e)	1,782,228	1,782,228

Premier Portfolio–Institutional Class(e)	1,782,228	1,782,228

Total Money Market Funds (Cost $3,564,456)		3,564,456

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.41% (Cost $492,441,482)		595,086,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Capital Development Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.48%
Liquid Assets Portfolio–Institutional Class (Cost $2,861,827)(e)(f)	2,861,827	$2,861,827

TOTAL INVESTMENTS–99.89% (Cost $495,303,309)		597,948,053

OTHER ASSETS LESS LIABILITIES–0.11%		631,249

NET ASSETS–100.00%		$598,579,302

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2012.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2012 was $18,642,959, which represented 3.11% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Consumer Discretionary	23.4%

Information Technology	18.2

Industrials	17.1

Health Care	14.5

Energy	8.1

Materials	7.6

Financials	4.0

Consumer Staples	3.2

Telecommunication Services	2.7

Money Market Funds Plus Other Assets Less Liabilities	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Capital Development Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $488,877,026)*	$591,521,770

Investments in affiliated money market funds, at value and cost	6,426,283

Total investments, at value (Cost $495,303,309)	597,948,053

Receivable for:
Investments sold	5,262,657

Fund shares sold	1,298,168

Dividends	171,426

Investment for trustee deferred compensation and retirement plans	70,557

Other assets	46,794

Total assets	604,797,655

Liabilities:
Payable for:
Fund shares reacquired	2,532,961

Collateral upon return of securities loaned	2,861,827

Accrued fees to affiliates	512,468

Accrued other operating expenses	86,487

Trustee deferred compensation and retirement plans	224,610

Total liabilities	6,218,353

Net assets applicable to shares outstanding	$598,579,302

Net assets consist of:
Shares of beneficial interest	$633,818,347

Undistributed net investment income (loss)	(1,328,778)

Undistributed net realized gain (loss)	(136,555,011)

Unrealized appreciation	102,644,744

$598,579,302

Net Assets:
Class A	$461,337,076

Class B	$29,154,250

Class C	$52,652,687

Class R	$24,566,891

Class Y	$7,020,974

Investor Class	$10,186,335

Institutional Class	$13,661,089

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	26,964,558

Class B	1,994,493

Class C	3,606,942

Class R	1,474,132

Class Y	406,754

Investor Class	594,982

Institutional Class	749,531

Class A:
Net asset value per share	$17.11

Maximum offering price per share
(Net asset value of $17.11 divided by 94.50%)	$18.11

Class B:
Net asset value and offering price per share	$14.62

Class C:
Net asset value and offering price per share	$14.60

Class R:
Net asset value and offering price per share	$16.67

Class Y:
Net asset value and offering price per share	$17.26

Investor Class:
Net asset value and offering price per share	$17.12

Institutional Class:
Net asset value and offering price per share	$18.23

*	At April 30, 2012, securities with an aggregate value of $2,768,243 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Capital Development Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $149,586)	$2,860,005

Dividends from affiliated money market funds (includes securities lending income of $281,614)	287,297

Total investment income	3,147,302

Expenses:
Advisory fees	2,122,077

Administrative services fees	99,922

Custodian fees	9,629

Distribution fees:
Class A	570,444

Class B	156,151

Class C	258,828

Class R	66,043

Investor Class	11,713

Transfer agent fees — A, B, C, R, Y and Investor	832,969

Transfer agent fees — Institutional	13,758

Trustees’ and officers’ fees and benefits	30,211

Other	113,218

Total expenses	4,284,963

Less: Fees waived and expense offset arrangement(s)	(8,512)

Net expenses	4,276,451

Net investment income (loss)	(1,129,149)

Realized and unrealized gain from:
Net realized gain from investment securities	11,839,454

Change in net unrealized appreciation of investment securities	42,680,707

Net realized and unrealized gain	54,520,161

Net increase in net assets resulting from operations	$53,391,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Capital Development Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income (loss)	$(1,129,149)	$(3,376,850)

Net realized gain	11,839,454	155,326,117

Change in net unrealized appreciation (depreciation)	42,680,707	(116,343,872)

Net increase in net assets resulting from operations	53,391,012	35,605,395

Share transactions–net:
Class A	(43,758,748)	(145,861,107)

Class B	(6,825,155)	(16,993,121)

Class C	(4,557,866)	(10,870,971)

Class R	(6,531,840)	(20,557,049)

Class Y	(183,303)	(979,872)

Investor Class	177,075	(1,597,133)

Institutional Class	(30,877,407)	(24,581,195)

Net increase (decrease) in net assets resulting from share transactions	(92,557,244)	(221,440,448)

Net increase (decrease) in net assets	(39,166,232)	(185,835,053)

Net assets:
Beginning of period	637,745,534	823,580,587

End of period (includes undistributed net investment income (loss) of $(1,328,778) and $(199,629), respectively)	$598,579,302	$637,745,534

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Capital Development Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

10        Invesco Capital Development Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

11        Invesco Capital Development Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.75%

Over $350 million	0.625%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $6,472.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

12        Invesco Capital Development Fund

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $14,951 in front-end sales commissions from the sale of Class A shares and $17, $19,714 and $874 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$579,305,094	$18,642,959	$—	$597,948,053

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2012, the Fund engaged in securities purchases of $308,505.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,040.

13        Invesco Capital Development Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$146,256,658

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $303,818,911 and $387,519,092, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$122,551,221

Aggregate unrealized (depreciation) of investment securities	(22,044,284)

Net unrealized appreciation of investment securities	$100,506,937

Cost of investments for tax purposes is $497,441,116.

14        Invesco Capital Development Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	760,697	$12,369,692	2,453,549	$41,052,936

Class B	14,526	202,965	92,148	1,314,867

Class C	216,664	2,998,646	535,523	7,647,940

Class R	273,436	4,286,580	921,475	14,680,173

Class Y	70,707	1,169,181	148,600	2,419,695

Investor Class	99,606	1,640,865	186,320	3,173,946

Institutional Class	56,867	953,933	615,319	10,846,347

Automatic conversion of Class B shares to Class A shares:
Class A	250,900	4,112,245	566,870	9,571,662

Class B	(293,184)	(4,112,245)	(658,507)	(9,571,662)

Reacquired:
Class A	(3,700,839)	(60,240,685)	(12,188,350)	(196,485,705)

Class B	(210,776)	(2,915,875)	(620,084)	(8,736,326)

Class C	(543,869)	(7,556,512)	(1,305,976)	(18,518,911)

Class R	(684,210)	(10,818,420)	(2,171,639)	(35,237,222)

Class Y	(81,330)	(1,352,484)	(203,348)	(3,399,567)

Investor Class	(92,985)	(1,463,790)	(287,656)	(4,771,079)

Institutional Class	(1,895,200)	(31,831,340)	(2,056,352)	(35,427,542)

Net increase (decrease) in share activity	(5,758,990)	$(92,557,244)	(13,972,108)	$(221,440,448)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Capital Development Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Distributions				net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/12	$15.65	$(0.02)	$1.48	$1.46	$—	$17.11	9.33%	$461,337	1.31	%(d)	1.31	%(d)	(0.28	)%(d)	50%
Year ended 10/31/11	15.10	(0.06)	0.61	0.55	—	15.65	3.64	464,067	1.28		1.28		(0.35)		127
Year ended 10/31/10	12.44	(0.06)	2.72	2.66	—	15.10	21.38	586,166	1.31		1.31		(0.47)		68
Year ended 10/31/09	10.62	(0.08)	1.90	1.82	—	12.44	17.14	649,013	1.44		1.44		(0.72)		94
Year ended 10/31/08	21.59	(0.10)	(8.85)	(8.95)	(2.02)	10.62	(45.35)	664,270	1.25		1.26		(0.59)		109
Year ended 10/31/07	19.73	(0.13)	3.99	3.86	(2.00)	21.59	21.13	1,511,918	1.20		1.20		(0.62)		99

Class B
Six months ended 04/30/12	13.42	(0.07)	1.27	1.20	—	14.62	8.94	29,154	2.06	(d)	2.06	(d)	(1.03	)(d)	50
Year ended 10/31/11	13.04	(0.16)	0.54	0.38	—	13.42	2.91	33,335	2.03		2.03		(1.10)		127
Year ended 10/31/10	10.83	(0.15)	2.36	2.21	—	13.04	20.41	47,880	2.06		2.06		(1.22)		68
Year ended 10/31/09	9.32	(0.13)	1.64	1.51	—	10.83	16.20	57,452	2.19		2.19		(1.47)		94
Year ended 10/31/08	19.33	(0.20)	(7.79)	(7.99)	(2.02)	9.32	(45.71)	74,231	2.00		2.01		(1.34)		109
Year ended 10/31/07	17.98	(0.25)	3.60	3.35	(2.00)	19.33	20.27	213,235	1.95		1.95		(1.37)		99

Class C
Six months ended 04/30/12	13.40	(0.07)	1.27	1.20	—	14.60	8.96	52,653	2.06	(d)	2.06	(d)	(1.03	)(d)	50
Year ended 10/31/11	13.03	(0.16)	0.53	0.37	—	13.40	2.84	52,725	2.03		2.03		(1.10)		127
Year ended 10/31/10	10.82	(0.15)	2.36	2.21	—	13.03	20.43	61,286	2.06		2.06		(1.22)		68
Year ended 10/31/09	9.30	(0.14)	1.66	1.52	—	10.82	16.34	61,531	2.19		2.19		(1.47)		94
Year ended 10/31/08	19.30	(0.19)	(7.79)	(7.98)	(2.02)	9.30	(45.74)	64,620	2.00		2.01		(1.34)		109
Year ended 10/31/07	17.96	(0.25)	3.59	3.34	(2.00)	19.30	20.23	151,259	1.95		1.95		(1.37)		99

Class R
Six months ended 04/30/12	15.26	(0.04)	1.45	1.41	—	16.67	9.24	24,567	1.56	(d)	1.56	(d)	(0.53	)(d)	50
Year ended 10/31/11	14.76	(0.10)	0.60	0.50	—	15.26	3.39	28,769	1.53		1.53		(0.60)		127
Year ended 10/31/10	12.19	(0.10)	2.67	2.57	—	14.76	21.08	46,272	1.56		1.56		(0.72)		68
Year ended 10/31/09	10.44	(0.10)	1.85	1.75	—	12.19	16.76	49,083	1.69		1.69		(0.97)		94
Year ended 10/31/08	21.30	(0.14)	(8.70)	(8.84)	(2.02)	10.44	(45.46)	48,027	1.50		1.51		(0.84)		109
Year ended 10/31/07	19.53	(0.18)	3.95	3.77	(2.00)	21.30	20.86	79,655	1.45		1.45		(0.87)		99

Class Y
Six months ended 04/30/12	15.77	(0.00)	1.49	1.49	—	17.26	9.45	7,021	1.06	(d)	1.06	(d)	(0.03	)(d)	50
Year ended 10/31/11	15.18	(0.02)	0.61	0.59	—	15.77	3.89	6,581	1.03		1.03		(0.10)		127
Year ended 10/31/10	12.47	(0.03)	2.74	2.71	—	15.18	21.73	7,165	1.06		1.06		(0.22)		68
Year ended 10/31/09	10.63	(0.05)	1.89	1.84	—	12.47	17.31	5,717	1.19		1.19		(0.47)		94
Year ended 10/31/08(e)	12.21	(0.00)	(1.58)	(1.58)	—	10.63	(12.94)	2,595	1.06	(f)	1.07	(f)	(0.40	)(f)	109

Investor Class
Six months ended 04/30/12	15.66	(0.02)	1.48	1.46	—	17.12	9.32	10,186	1.31	(d)	1.31	(d)	(0.28	)(d)	50
Year ended 10/31/11	15.11	(0.06)	0.61	0.55	—	15.66	3.64	9,214	1.28		1.28		(0.35)		127
Year ended 10/31/10	12.45	(0.06)	2.72	2.66	—	15.11	21.37	10,420	1.31		1.31		(0.47)		68
Year ended 10/31/09	10.64	(0.08)	1.89	1.81	—	12.45	17.01	9,292	1.44		1.44		(0.72)		94
Year ended 10/31/08	21.60	(0.10)	(8.84)	(8.94)	(2.02)	10.64	(45.27)	6,261	1.25		1.26		(0.59)		109
Year ended 10/31/07	19.74	(0.13)	3.99	3.86	(2.00)	21.60	21.12	12,237	1.20		1.20		(0.62)		99

Institutional Class
Six months ended 04/30/12	16.64	0.01	1.58	1.59	—	18.23	9.56	13,661	0.88	(d)	0.88	(d)	0.15	(d)	50
Year ended 10/31/11	15.98	0.01	0.65	0.66	—	16.64	4.13	43,054	0.85		0.85		0.08		127
Year ended 10/31/10	13.11	0.00	2.87	2.87	—	15.98	21.89	64,392	0.84		0.84		0.01		68
Year ended 10/31/09	11.13	(0.02)	2.00	1.98	—	13.11	17.79	94,145	0.88		0.88		(0.16)		94
Year ended 10/31/08	22.42	(0.03)	(9.24)	(9.27)	(2.02)	11.13	(45.07)	87,467	0.80		0.81		(0.14)		109
Year ended 10/31/07	20.33	(0.04)	4.13	4.09	(2.00)	22.42	21.68	133,433	0.75		0.75		(0.17)		99

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $458,863, $31,402, $52,050, $26,562, $6,829, $9,422 and $27,668 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

16        Invesco Capital Development Fund

NOTE 12—Significant Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Mid Cap Growth Fund (the “Acquiring Fund”).
  The Agreement was approved by the Fund’s shareholders on April 30, 2012 and the reorganization will be consummated on or around June 11, 2012. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

17        Invesco Capital Development Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,093.30	$6.82	$1,018.35	$6.57	1.31%

B	1,000.00	1,089.40	10.70	1,014.62	10.32	2.06

C	1,000.00	1,089.60	10.70	1,014.62	10.32	2.06

R	1,000.00	1,092.40	8.12	1,017.11	7.82	1.56

Y	1,000.00	1,094.50	5.52	1,019.59	5.32	1.06

Investor	1,000.00	1,093.20	6.82	1,018.35	6.57	1.31

Institutional	1,000.00	1,095.60	4.59	1,020.49	4.42	0.88

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18        Invesco Capital Development Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Capital Development Fund (“Fund”) was held on April 2, 2012 and was adjourned until April 16, 2012, and further adjourned until April 30, 2012. The Meeting on April 30, 2012 was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	18,084,794	518,057	1,132,006	0

19        Invesco Capital Development Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CDV-SAR-1	Invesco Distributors, Inc.

Invesco Charter Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: CHTRX ▪ B: BCHTX ▪ C: CHTCX ▪ R: CHRRX ▪ S: CHRSX ▪ Y: CHTYX
Institutional: CHTVX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.83%

Class B Shares	7.40

Class C Shares	7.44

Class R Shares	7.68

Class S Shares	7.92

Class Y Shares	7.97

Institutional Class Shares	8.06

S&P 500 Index▼ (Broad Market Index)	12.77

Russell 1000 Index▼ (Style-Specific Index)	12.89

Lipper Large-Cap Core Funds Index▼ (Peer Group Index)	11.41

Source: ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Charter Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (11/26/68)		10.65%

10	Years	4.75

5	Years	1.02

1	Year	-5.14

Class B Shares

Inception (6/26/95)		6.46%

10	Years	4.73

5	Years	1.03

1	Year	-5.39

Class C Shares

Inception (8/4/97)		3.35%

10	Years	4.57

5	Years	1.42

1	Year	-1.41

Class R Shares

10	Years	5.07%

5	Years	1.91

1	Year	0.05

Class S Shares

10	Years	5.37%

5	Years	2.22

1	Year	0.44

Class Y Shares

10	Years	5.44%

5	Years	2.35

1	Year	0.57

Institutional Class Shares

Inception (7/30/91)		7.91%

10	Years	5.82

5	Years	2.61

1	Year	0.77
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/26/68)		10.70%

10	Years	4.51

5	Years	2.23

1	Year	-1.58

Class B Shares

Inception (6/26/95)		6.56%

10	Years	4.48

5	Years	2.25

1	Year	-1.54

Class C Shares

Inception (8/4/97)		3.45%

10	Years	4.33

5	Years	2.61

1	Year	2.39

Class R Shares

10	Years	4.83%

5	Years	3.13

1	Year	3.93

Class S Shares

10	Years	5.12%

5	Years	3.44

1	Year	4.31

Class Y Shares

10	Years	5.19%

5	Years	3.57

1	Year	4.44

Institutional Class Shares

Inception (7/30/91)		7.99%

10	Years	5.57

5	Years	3.83

1	Year	4.61
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.12%, 1.87%, 1.87%, 1.37% 1.02%, 0.87% and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3           Invesco Charter Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Charter Fund

Schedule of Investments(a)

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–82.34%
Air Freight & Logistics–0.78%
United Parcel Service, Inc.–Class B	549,609	$42,946,447

Application Software–1.73%
Adobe Systems Inc.(b)	2,859,935	95,979,419

Asset Management & Custody Banks–1.55%
Northern Trust Corp.	1,799,955	85,659,859

Auto Parts & Equipment–0.23%
Johnson Controls, Inc.	405,716	12,970,741

Biotechnology–0.91%
Gilead Sciences, Inc.(b)	972,625	50,586,226

Communications Equipment–5.68%
Cisco Systems, Inc.	7,676,919	154,689,918

QUALCOMM, Inc.	1,956,204	124,884,063

Telefonaktiebolaget LM Ericsson–ADR (Sweden)	3,525,081	35,233,185

		314,807,166

Computer & Electronics Retail–0.31%
Best Buy Co., Inc.	787,740	17,385,422

Computer Hardware–0.55%
Hewlett-Packard Co.	1,227,759	30,399,313

Construction Materials–0.43%
CRH PLC (Ireland)	1,173,344	23,790,170

Consumer Finance–3.01%
American Express Co.	2,766,887	166,594,266

Department Stores–2.02%
Macy’s, Inc.	2,732,891	112,103,189

Diversified Banks–1.47%
U.S. Bancorp	2,527,024	81,294,362

Drug Retail–1.79%
CVS Caremark Corp.	2,226,887	99,363,698

Electric Utilities–1.92%
Edison International	795,964	35,030,376

Exelon Corp.	1,824,190	71,161,652

		106,192,028

Electrical Components & Equipment–0.71%
Emerson Electric Co.	749,132	39,359,395

Electronic Manufacturing Services–1.32%
TE Connectivity Ltd.	2,008,243	73,220,540

Environmental & Facilities Services–1.07%
Waste Management, Inc.	1,730,921	59,197,498

Food Retail–2.52%
Kroger Co. (The)	5,988,568	139,353,977

Gold–1.46%
Agnico-Eagle Mines Ltd. (Canada)	1,161,501	46,367,120

Kinross Gold Corp. (Canada)	1,850,000	16,557,500

Newcrest Mining Ltd. (Australia)	660,998	18,116,124

		81,040,744

Health Care Equipment–2.03%
Baxter International Inc.	622,560	34,496,049

Covidien PLC (Ireland)	989,438	54,646,661

Medtronic, Inc.	612,003	23,378,515

		112,521,225

Heavy Electrical Equipment–1.11%
ABB Ltd. (Switzerland)(b)	3,372,089	61,459,341

Home Improvement Retail–1.19%
Lowe’s Cos., Inc.	2,100,547	66,104,214

Household Products–0.86%
Procter & Gamble Co. (The)	744,164	47,358,597

Hypermarkets & Super Centers–0.77%
Wal-Mart Stores, Inc.	723,976	42,649,426

Industrial Conglomerates–3.46%
3M Co.	435,517	38,917,799

General Electric Co.	5,865,488	114,846,255

Koninklijke Philips Electronics N.V. (Netherlands)	1,924,218	38,212,083

		191,976,137

Industrial Gases–1.22%
Air Products & Chemicals, Inc.	789,048	67,455,714

Industrial Machinery–1.67%
Illinois Tool Works Inc.	766,720	43,994,394

Ingersoll-Rand PLC (Ireland)	834,864	35,498,417

Xylem, Inc.	473,801	13,209,572

		92,702,383

Insurance Brokers–1.15%
Marsh & McLennan Cos., Inc.	1,897,084	63,457,460

Integrated Oil & Gas–0.54%
Hess Corp.	569,974	29,718,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Charter Fund

	Shares	Value

Internet Retail–0.53%
Amazon.com, Inc.(b)	125,777	$29,167,686

Internet Software & Services–1.79%
eBay Inc.(b)	2,418,323	99,272,159

Investment Banking & Brokerage–0.39%
Charles Schwab Corp. (The)	1,525,057	21,808,315

Life Sciences Tools & Services–2.03%
Agilent Technologies, Inc.	1,719,629	72,533,951

Thermo Fisher Scientific, Inc.	720,324	40,086,031

		112,619,982

Managed Health Care–1.01%
WellPoint, Inc.	827,045	56,090,192

Movies & Entertainment–0.49%
Walt Disney Co. (The)	632,475	27,265,997

Oil & Gas Equipment & Services–4.60%
Baker Hughes Inc.	1,414,972	62,414,415

Cameron International Corp.(b)	479,986	24,599,282

National Oilwell Varco Inc.	528,721	40,055,903

Schlumberger Ltd.	547,807	40,614,411

Weatherford International Ltd.(b)	6,129,910	87,473,816

		255,157,827

Oil & Gas Exploration & Production–1.75%
Devon Energy Corp.	991,111	69,229,103

Talisman Energy Inc. (Canada)	2,139,780	27,987,404

		97,216,507

Packaged Foods & Meats–1.36%
Danone S.A. (France)	553,562	38,951,548

Kellogg Co.	724,509	36,638,420

		75,589,968

Pharmaceuticals–9.48%
Merck & Co., Inc.	2,392,464	93,880,287

Pfizer Inc.	5,103,926	117,033,023

Roche Holding AG (Switzerland)	626,636	114,486,225

Sanofi–ADR (France)	2,726,546	104,099,526

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	2,096,774	95,906,443

		525,405,504

Property & Casualty Insurance–4.93%
Berkshire Hathaway Inc.–Class A(b)	967	116,813,600

Progressive Corp. (The)	7,335,226	156,240,314

		273,053,914

Railroads–0.70%
Union Pacific Corp.	346,705	38,983,510

Semiconductors–1.97%
Analog Devices, Inc.	1,055,690	41,150,796

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	68,061,326

		109,212,122

Systems Software–6.22%
CA, Inc.	1,906,660	50,373,957

Microsoft Corp.	4,945,829	158,365,445

Symantec Corp.(b)	8,230,999	135,976,103

		344,715,505

Wireless Telecommunication Services–1.63%
Vodafone Group PLC (United Kingdom)	32,542,567	90,287,995

Total Common Stocks & Other Equity Interests (Cost $3,807,660,234)		4,563,494,584

Money Market Funds–17.94%
Liquid Assets Portfolio–Institutional Class(c)	497,191,017	497,191,017

Premier Portfolio–Institutional Class(c)	497,191,017	497,191,017

Total Money Market Funds (Cost $994,382,034)		994,382,034

TOTAL INVESTMENTS–100.28% (Cost $4,802,042,268)		5,557,876,618

OTHER ASSETS LESS LIABILITIES–(0.28)%		(15,753,525)

NET ASSETS–100.00%		$5,542,123,093

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Charter Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Information Technology	19.3%

Health Care	15.5

Financials	12.5

Industrials	9.5

Consumer Staples	7.3

Energy	6.9

Consumer Discretionary	4.8

Materials	3.1

Utilities	1.9

Telecommunication Services	1.6

Money Market Funds Plus Other Assets Less Liabilities	17.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $3,807,660,234)	$4,563,494,584

Investments in affiliated money market funds, at value and cost	994,382,034

Total investments, at value (Cost $4,802,042,268)	5,557,876,618

Foreign currencies, at value (Cost $3,805,508)	3,870,399

Receivable for:
Fund shares sold	9,966,393

Dividends	9,310,971

Investment for trustee deferred compensation and retirement plans	500,401

Other assets	87,508

Total assets	5,581,612,290

Liabilities:
Payable for:
Investments purchased	21,423,143

Fund shares reacquired	12,019,807

Accrued fees to affiliates	3,713,161

Accrued other operating expenses	531,547

Trustee deferred compensation and retirement plans	1,801,539

Total liabilities	39,489,197

Net assets applicable to shares outstanding	$5,542,123,093

Net assets consist of:
Shares of beneficial interest	$4,970,779,966

Undistributed net investment income	17,461,780

Undistributed net realized gain (loss)	(202,152,455)

Unrealized appreciation	756,033,802

$5,542,123,093

Net Assets:
Class A	$4,187,783,868

Class B	$147,980,314

Class C	$263,265,188

Class R	$79,345,501

Class S	$21,701,113

Class Y	$277,241,245

Institutional Class	$564,805,864

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	238,621,981

Class B	8,786,130

Class C	15,591,303

Class R	4,553,823

Class S	1,235,984

Class Y	15,748,590

Institutional Class	31,260,732

Class A:
Net asset value per share	$17.55

Maximum offering price per share
(Net asset value of $17.55 divided by 94.50%)	$18.57

Class B:
Net asset value and offering price per share	$16.84

Class C:
Net asset value and offering price per share	$16.89

Class R:
Net asset value and offering price per share	$17.42

Class S:
Net asset value and offering price per share	$17.56

Class Y:
Net asset value and offering price per share	$17.60

Institutional Class:
Net asset value and offering price per share	$18.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,047,120)	$48,394,482

Dividends from affiliated money market funds	568,236

Interest	10,372

Total investment income	48,973,090

Expenses:
Advisory fees	16,089,757

Administrative services fees	332,702

Custodian fees	199,742

Distribution fees:
Class A	5,058,350

Class B	799,619

Class C	1,293,011

Class R	182,707

Class S	15,902

Transfer agent fees — A, B, C, R, S and Y	5,749,042

Transfer agent fees — Institutional	(33,966)

Trustees’ and officers’ fees and benefits	159,383

Other	602,145

Total expenses	30,448,394

Less: Fees waived and expense offset arrangement(s)	(609,796)

Net expenses	29,838,598

Net investment income	19,134,492

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(665,543))	1,136,442

Foreign currencies	154,128

1,290,570

Change in net unrealized appreciation of:
Investment securities	383,355,467

Foreign currencies	53,663

383,409,130

Net realized and unrealized gain	384,699,700

Net increase in net assets resulting from operations	$403,834,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$19,134,492	$32,201,914

Net realized gain	1,290,570	246,460,031

Change in net unrealized appreciation	383,409,130	104,266,673

Net increase in net assets resulting from operations	403,834,192	382,928,618

Distributions to shareholders from net investment income:
Class A	(25,075,354)	(16,996,643)

Class R	(299,961)	(119,814)

Class S	(149,780)	(108,864)

Class Y	(1,625,174)	(1,185,231)

Institutional Class	(3,843,725)	(5,169,364)

Total distributions from net investment income	(30,993,994)	(23,579,916)

Share transactions–net:
Class A	(104,838,677)	(296,875,399)

Class B	(32,689,022)	(55,866,676)

Class C	(13,269,586)	(2,314,895)

Class R	7,676,741	5,464,706

Class S	(869,316)	(247,092)

Class Y	70,790,216	8,202,887

Institutional Class	127,886,414	(202,986,610)

Net increase (decrease) in net assets resulting from share transactions	54,686,770	(544,623,079)

Net increase (decrease) in net assets	427,526,968	(185,274,377)

Net assets:
Beginning of period	5,114,596,125	5,299,870,502

End of period (includes undistributed net investment income of $17,461,780 and $29,321,282, respectively)	$5,542,123,093	$5,114,596,125

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

10        Invesco Charter Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

11        Invesco Charter Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $4.05 billion	0.615%

Next $3.9 billion	0.57%

Next $1.8 billion	0.545%

Over $10 billion	0.52%

12        Invesco Charter Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.90%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $598,326.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $184,049 in front-end sales commissions from the sale of Class A shares and $978, $79,570 and $4,534 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13        Invesco Charter Fund

  During the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$5,399,527,297	$158,349,321	$—	$5,557,876,618

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2012, the Fund engaged in securities sales of $20,135,763, which resulted in net realized gains (losses) of $(665,543).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,470.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2012, the Fund paid legal fees of $856 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

10/31/2017	$174,278,052

10/31/2018	9,265,449

Total capital loss carryforward	$183,543,501

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Multi-Sector Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

14        Invesco Charter Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $778,091,625 and $927,773,590, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$846,066,538

Aggregate unrealized (depreciation) of investment securities	(110,131,712)

Net unrealized appreciation of investment securities	$735,934,826

Cost of investments for tax purposes is $4,821,941,792.

NOTE 10—Share Information

	Summary of Share Activity

			Year ended
	Six months ended April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	10,603,548	$179,895,479	18,544,083	$304,679,496

Class B	201,929	3,246,654	468,572	7,320,112

Class C	955,732	15,456,943	1,681,192	26,586,580

Class R	1,221,172	20,384,612	2,025,310	32,998,196

Class S	60,760	1,024,041	158,109	2,604,980

Class Y	6,007,482	98,214,178	4,108,343	67,775,994

Institutional Class	9,587,230	168,264,434	5,984,524	101,345,494

Issued as reinvestment of dividends:
Class A	1,415,159	22,897,272	968,264	15,376,037

Class R	18,652	299,925	7,587	119,798

Class S	9,156	148,151	6,796	107,848

Class Y	79,388	1,287,666	65,011	1,033,677

Institutional Class	217,414	3,615,597	300,029	4,890,481

Issued in connection with acquisitions:(b)
Class A	—	—	8,168,481	142,299,641

Class B	—	—	1,414,896	23,669,329

Class C	—	—	2,068,782	34,699,917

Class Y	—	—	152,044	2,656,493

Institutional Class	—	—	70,262	1,258,544

Automatic conversion of Class B shares to Class A shares:
Class A	1,386,188	23,357,574	3,192,150	53,048,338

Class B	(1,443,879)	(23,357,574)	(3,323,957)	(53,048,338)

Reacquired:
Class A	(19,602,134)	(330,989,002)	(49,333,203)	(812,278,911)

Class B	(770,171)	(12,578,102)	(2,131,936)	(33,807,779)

Class C	(1,770,338)	(28,726,529)	(4,031,156)	(63,601,392)

Class R	(773,141)	(13,007,796)	(1,700,231)	(27,653,288)

Class S	(120,193)	(2,041,508)	(179,453)	(2,959,920)

Class Y	(1,689,587)	(28,711,628)	(3,855,145)	(63,263,277)

Institutional Class	(2,521,287)	(43,993,617)	(18,630,462)	(310,481,129)

Net increase (decrease) in share activity	3,073,080	$54,686,770	(33,801,108)	$(544,623,079)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 23, 2011, the Fund acquired all the net assets of Invesco Multi Sector Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Multi Sector Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 11,874,465 shares of the Fund for 8,680,800 shares outstanding of Invesco Multi Sector Fund as of the close of business on May 20, 2011. Each class of Invesco Multi Sector Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Mutli Sector Fund to the net asset value of the Fund on the close of business, May 20, 2011. Invesco Multi Sector Fund’s net assets at that date of $204,583,924, including $44,664,612 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $5,424,709,924. The net assets of the Fund immediately following the acquisition were $5,629,293,848.

15        Invesco Charter Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on			Dividends					net assets		assets without		investment
	value,	investment	securities (both		Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/12	$16.38	$0.06	$1.21		$1.27	$(0.10)	$17.55	7.83%		$4,187,784	1.13	%(d)	1.15	%(d)	0.73	%(d)	17%
Year ended 10/31/11	15.30	0.10	1.04		1.14	(0.06)	16.38	7.50		4,009,014	1.10		1.13		0.64		40
Year ended 10/31/10	14.16	0.07	1.16	(e)	1.23	(0.09)	15.30	8.72	(e)	4,027,296	1.14		1.18		0.45		48
Year ended 10/31/09	12.46	0.09	1.76	(e)	1.85	(0.15)	14.16	15.19	(e)	3,915,161	1.26		1.29		0.76		32
Year ended 10/31/08	17.30	0.14	(4.76)		(4.62)	(0.22)	12.46	(27.00)		3,454,370	1.19		1.23		0.88		38
Year ended 10/31/07	14.96	0.20	2.25	(e)	2.45	(0.11)	17.30	16.44	(e)	5,005,716	1.16		1.19		1.25		39

Class B
Six months ended 04/30/12	15.67	(0.00)	1.17		1.17	—	16.84	7.47		147,980	1.88	(d)	1.90	(d)	(0.02	)(d)	17
Year ended 10/31/11	14.69	(0.02)	1.00		0.98	—	15.67	6.67		169,243	1.85		1.88		(0.11)		40
Year ended 10/31/10	13.62	(0.04)	1.11	(e)	1.07	—	14.69	7.86	(e)	211,105	1.89		1.93		(0.30)		48
Year ended 10/31/09	11.91	0.00	1.71	(e)	1.71	—	13.62	14.36	(e)	281,911	2.01		2.04		0.01		32
Year ended 10/31/08	16.50	0.02	(4.54)		(4.52)	(0.07)	11.91	(27.51)		388,985	1.94		1.98		0.13		38
Year ended 10/31/07	14.30	0.08	2.14	(e)	2.22	(0.02)	16.50	15.56	(e)	1,067,897	1.91		1.94		0.50		39

Class C
Six months ended 04/30/12	15.71	(0.00)	1.18		1.18	—	16.89	7.51		263,265	1.88	(d)	1.90	(d)	(0.02	)(d)	17
Year ended 10/31/11	14.73	(0.02)	1.00		0.98	—	15.71	6.65		257,790	1.85		1.88		(0.11)		40
Year ended 10/31/10	13.65	(0.04)	1.12	(e)	1.08	—	14.73	7.91	(e)	245,757	1.89		1.93		(0.30)		48
Year ended 10/31/09	11.94	0.00	1.71	(e)	1.71	—	13.65	14.32	(e)	226,830	2.01		2.04		0.01		32
Year ended 10/31/08	16.55	0.02	(4.56)		(4.54)	(0.07)	11.94	(27.55)		179,759	1.94		1.98		0.13		38
Year ended 10/31/07	14.34	0.08	2.15	(e)	2.23	(0.02)	16.55	15.58	(e)	272,904	1.91		1.94		0.50		39

Class R
Six months ended 04/30/12	16.25	0.04	1.20		1.24	(0.07)	17.42	7.68		79,346	1.38	(d)	1.40	(d)	0.48	(d)	17
Year ended 10/31/11	15.18	0.06	1.04		1.10	(0.03)	16.25	7.26		66,405	1.35		1.38		0.39		40
Year ended 10/31/10	14.07	0.03	1.15	(e)	1.18	(0.07)	15.18	8.43	(e)	57,003	1.39		1.43		0.20		48
Year ended 10/31/09	12.38	0.07	1.75	(e)	1.82	(0.13)	14.07	14.93	(e)	25,096	1.51		1.54		0.51		32
Year ended 10/31/08	17.18	0.10	(4.73)		(4.63)	(0.17)	12.38	(27.19)		7,717	1.44		1.48		0.63		38
Year ended 10/31/07	14.87	0.16	2.23	(e)	2.39	(0.08)	17.18	16.12	(e)	6,565	1.41		1.44		1.00		39

Class S
Six months ended 04/30/12	16.39	0.07	1.22		1.29	(0.12)	17.56	7.92		21,701	1.03	(d)	1.05	(d)	0.83	(d)	17
Year ended 10/31/11	15.31	0.12	1.04		1.16	(0.08)	16.39	7.62		21,080	1.00		1.03		0.74		40
Year ended 10/31/10	14.16	0.08	1.16	(e)	1.24	(0.09)	15.31	8.80	(e)	19,916	1.04		1.08		0.55		48
Year ended 10/31/09(f)	14.25	0.01	(0.10)		(0.09)	—	14.16	(0.63)		1,390	1.09	(g)	1.12	(g)	0.93	(g)	32

Class Y
Six months ended 04/30/12	16.44	0.08	1.22		1.30	(0.14)	17.60	7.97		277,241	0.88	(d)	0.90	(d)	0.98	(d)	17
Year ended 10/31/11	15.36	0.15	1.04		1.19	(0.11)	16.44	7.78		186,623	0.85		0.88		0.89		40
Year ended 10/31/10	14.20	0.11	1.15	(e)	1.26	(0.10)	15.36	8.93	(e)	167,170	0.89		0.93		0.70		48
Year ended 10/31/09	12.46	0.13	1.77	(e)	1.90	(0.16)	14.20	15.54	(e)	70,187	1.01		1.04		1.01		32
Year ended 10/31/08(f)	13.94	0.01	(1.49)		(1.48)	—	12.46	(10.62)		9,424	0.97	(g)	1.01	(g)	1.10	(g)	38

Institutional Class
Six months ended 04/30/12	16.87	0.11	1.25		1.36	(0.16)	18.07	8.12		564,806	0.62	(d)	0.64	(d)	1.24	(d)	17
Year ended 10/31/11	15.77	0.17	1.07		1.24	(0.14)	16.87	7.92		404,441	0.73		0.76		1.01		40
Year ended 10/31/10	14.57	0.14	1.20	(e)	1.34	(0.14)	15.77	9.20	(e)	571,624	0.71		0.75		0.88		48
Year ended 10/31/09	12.83	0.16	1.80	(e)	1.96	(0.22)	14.57	15.74	(e)	328,081	0.75		0.78		1.27		32
Year ended 10/31/08	17.81	0.20	(4.88)		(4.68)	(0.30)	12.83	(26.68)		202,467	0.76		0.80		1.31		38
Year ended 10/31/07	15.38	0.28	2.31	(e)	2.59	(0.16)	17.81	16.96	(e)	134,745	0.73		0.76		1.68		39

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $158,423,180 and sold of $177,461,241 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Multi Sector Fund into the Fund.
(d)	Ratios are based on average daily net assets (000’s) of $4,068,915, $160,802, $260,023, $73,484, $21,319, $243,630 and $473,813 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2010 would have been $1.11, $1.06, $1.07, $1.10, $1.11, $1.10 and $1.15 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class, respectively and total return would have been lower. Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2009 would have been $1.57, $1.52, $1.52, $1.56, $1.58 and $1.61 for Class A, Class B, Class C, Class R, Class Y and Institutional Class, respectively and total return would have been lower. Net gains on securities (both realized and unrealized) per share for the year ended October 31, 2007 would have been $2.12, $2.01, $2.02, $2.10 and $2.18 for Class A, Class B, Class C, Class R and Institutional Class, respectively and total return would have been lower.
(f)	Commencement date of September 25, 2009 and October 3, 2008 for Class S and Class Y shares, respectively.
(g)	Annualized.

16        Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2,3]	(04/30/12)	Period[2,4]	Ratio[2]
A	$1,000.00	$1,078.30	$5.82	$1,019.26	$5.65	1.13%

B	1,000.00	1,074.00	9.67	1,015.53	9.40	1.88

C	1,000.00	1,074.40	9.68	1,015.53	9.40	1.88

R	1,000.00	1,076.80	7.13	1,018.00	6.92	1.38

S	1,000.00	1,079.20	5.32	1,019.74	5.17	1.03

Y	1,000.00	1,079.70	4.53	1,020.51	4.40	0.88

Institutional	1,000.00	1,080.60	3.08	1,021.78	3.12	0.62

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. The annualized expense ratio has been restated to reflect current fees for Institutional class. The annualized expense ratio restated for the most recent fiscal half year is 0.70% for Institutional Class.
[3]	The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $3.48 for Institutional Class.
[4]	The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $3.52 for Institutional Class.

17        Invesco Charter Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CHT-SAR-1	Invesco Distributors, Inc.

Invesco Constellation Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: CSTGX ▪ B: CSTBX ▪ C: CSTCX ▪ R: CSTRX ▪ Y: CSTYX ▪ Institutional: CSITX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.15%

Class B Shares	8.75

Class C Shares	8.75

Class R Shares	9.03

Class Y Shares	9.28

Institutional Class Shares	9.40

S&P 500 Index▼ (Broad Market Index)	12.77

Russell 1000 Growth Index▼ (Style-Specific Index)	14.13

Lipper Multi-Cap Growth Funds Index▼ (Peer Group Index)	11.16

Source: ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Constellation Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (4/30/76)		11.50%

10	Years	1.12

5	Years	-3.54

1	Year	-7.18

Class B Shares

Inception (11/3/97)		1.05%

10	Years	1.10

5	Years	-3.55

1	Year	-7.38

Class C Shares

Inception (8/4/97)		0.64%

10	Years	0.95

5	Years	-3.16

1	Year	-3.48

Class R Shares

10	Years	1.49%

5	Years	-2.68

1	Year	-2.00

Class Y Shares

10	Years	1.79%

5	Years	-2.26

1	Year	-1.52

Institutional Class Shares

Inception (4/8/92)		6.73%

10	Years	2.23

5	Years	-1.91

1	Year	-1.26
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (4/30/76)		11.59%

10	Years	0.72

5	Years	-2.31

1	Year	-3.33

Class B Shares

Inception (11/3/97)		1.20%

10	Years	0.70

5	Years	-2.33

1	Year	-3.49

Class C Shares

Inception (8/4/97)		0.79%

10	Years	0.55

5	Years	-1.94

1	Year	0.51

Class R Shares

10	Years	1.09%

5	Years	-1.45

1	Year	2.04

Class Y Shares

10	Years	1.38%

5	Years	-1.03

1	Year	2.53

Institutional Class Shares

Inception (4/8/92)		6.86%

10	Years	1.83

5	Years	-0.66

1	Year	2.80
deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.29%, 2.04%, 2.04%, 1.54%, 1.04%, and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Constellation Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Constellation Fund

Schedule of Investments(a)

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.98%
Aerospace & Defense–2.01%
Boeing Co. (The)	359,379	$27,600,307

Precision Castparts Corp.	149,290	26,330,278

		53,930,585

Air Freight & Logistics–0.68%
Expeditors International of Washington, Inc.	453,467	18,138,680

Apparel Retail–1.07%
Gap, Inc. (The)	1,003,196	28,591,086

Apparel, Accessories & Luxury Goods–0.93%
Prada S.p.A. (Italy)(b)	1,594,100	10,773,184

Prada S.p.A. (Italy)	2,090,800	14,129,962

		24,903,146

Application Software–1.36%
Citrix Systems, Inc.(c)	426,212	36,488,009

Asset Management & Custody Banks–0.01%
BlackRock, Inc.	1,406	269,361

Automotive Retail–0.64%
AutoZone, Inc.(c)	43,178	17,105,396

Biotechnology–2.30%
Celgene Corp.(c)	279,137	20,354,670

Gilead Sciences, Inc.(c)	796,401	41,420,816

		61,775,486

Broadcasting–1.08%
CBS Corp.–Class B	865,304	28,857,888

Cable & Satellite–4.18%
Comcast Corp.–Class A	1,228,211	37,251,640

DIRECTV–Class A(c)	1,339,413	65,992,878

DISH Network Corp.–Class A(c)	276,281	8,832,704

		112,077,222

Casinos & Gaming–1.68%
Las Vegas Sands Corp.	812,692	45,096,279

Communications Equipment–4.66%
Cisco Systems, Inc.	1,485,302	29,928,836

F5 Networks, Inc.(c)	85,969	11,513,828

Juniper Networks, Inc.(c)	388,661	8,329,005

QUALCOMM, Inc.	1,180,038	75,333,626

		125,105,295

Computer Hardware–8.70%
Apple Inc.(c)	399,665	233,500,280

Computer Storage & Peripherals–3.98%
EMC Corp.(c)	2,637,622	74,407,317

NetApp, Inc.(c)	828,880	32,185,410

SanDisk Corp.(c)	6,800	251,668

		106,844,395

Construction & Engineering–1.20%
Foster Wheeler AG (Switzerland)(c)	1,400,161	32,203,703

Construction & Farm Machinery & Heavy Trucks–1.45%
Cummins Inc.	335,330	38,841,274

Data Processing & Outsourced Services–1.97%
Visa Inc.–Class A	429,437	52,812,162

Department Stores–1.72%
Macy’s, Inc.	1,124,540	46,128,631

Diversified Banks–1.01%
Wells Fargo & Co.(c)	809,033	27,045,973

Diversified Chemicals–0.82%
Dow Chemical Co. (The)	648,499	21,971,146

Diversified Metals & Mining–0.51%
Freeport-McMoRan Copper & Gold Inc.	357,156	13,679,075

Drug Retail–1.20%
CVS Caremark Corp.	722,506	32,238,218

Fertilizers & Agricultural Chemicals–0.49%
Monsanto Co.	172,999	13,179,064

Footwear–1.51%
NIKE, Inc.–Class B	361,023	40,387,643

Gold–0.23%
Goldcorp, Inc. (Canada)	163,789	6,266,567

Health Care Equipment–0.53%
Medtronic, Inc.	371,418	14,188,168

Health Care Services–1.09%
Express Scripts Holding Co.(c)	526,087	29,350,394

Health Care Technology–0.55%
Cerner Corp.(c)	183,169	14,853,174

Heavy Electrical Equipment–1.04%
ABB Ltd.–ADR (Switzerland)(c)	1,475,829	27,848,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Constellation Fund

	Shares	Value

Home Improvement Retail–0.76%
Home Depot, Inc. (The)	392,697	$20,337,778

Hotels, Resorts & Cruise Lines–1.09%
Starwood Hotels & Resorts Worldwide, Inc.	491,940	29,122,848

Industrial Conglomerates–3.21%
Danaher Corp.	876,653	47,532,126

General Electric Co.	1,972,575	38,623,018

		86,155,144

Industrial Machinery–1.03%
Ingersoll-Rand PLC (Ireland)(c)	649,230	27,605,260

Integrated Oil & Gas–2.71%
Exxon Mobil Corp.	350,914	30,297,915

Occidental Petroleum Corp.	464,353	42,358,280

		72,656,195

Internet Retail–1.59%
Amazon.com, Inc.(c)	184,113	42,695,805

Internet Software & Services–6.18%
Baidu, Inc.–ADR (China)(c)	239,478	31,778,731

eBay Inc.(c)	903,001	37,068,191

Facebook Inc.–Class B (Acquired 04/04/12–04/05/12; Cost $21,752,885)(b)(c)	654,073	21,584,409

Google Inc.–Class A(c)	124,587	75,403,790

		165,835,121

Investment Banking & Brokerage–0.81%
Goldman Sachs Group, Inc. (The)	187,996	21,647,739

IT Consulting & Other Services–2.52%
Cognizant Technology Solutions Corp.–Class A(c)	923,118	67,683,012

Life Sciences Tools & Services–1.45%
Agilent Technologies, Inc.	921,671	38,876,083

Managed Health Care–1.28%
UnitedHealth Group Inc.	609,103	34,201,133

Oil & Gas Drilling–0.91%
Ensco PLC–ADR (United Kingdom)	448,899	24,532,330

Oil & Gas Equipment & Services–4.26%
Cameron International Corp.(c)	464,991	23,830,789

Halliburton Co.	632,657	21,649,522

National Oilwell Varco Inc.	239,971	18,180,203

Weatherford International Ltd.(c)	3,547,395	50,621,327

		114,281,841

Oil & Gas Exploration & Production–1.05%
Anadarko Petroleum Corp.	167,613	12,270,948

Noble Energy, Inc.	159,971	15,888,319

		28,159,267

Other Diversified Financial Services–3.09%
JPMorgan Chase & Co.	1,928,835	82,901,328

Packaged Foods & Meats–0.34%
Mead Johnson Nutrition Co.	108,018	9,242,020

Pharmaceuticals–3.81%
Abbott Laboratories	564,981	35,062,721

Allergan, Inc.	698,229	67,029,984

		102,092,705

Railroads–1.40%
Union Pacific Corp.	333,298	37,476,027

Restaurants–1.61%
Starbucks Corp.	753,292	43,223,895

Semiconductors–2.18%
Broadcom Corp.–Class A(c)	1,044,869	38,242,205

Texas Instruments Inc.	385,571	12,315,138

Xilinx, Inc.	217,462	7,911,268

		58,468,611

Soft Drinks–2.38%
Coca-Cola Co. (The)	597,042	45,566,245

Monster Beverage Corp.(c)	282,258	18,335,480

		63,901,725

Specialized REIT’s–1.53%
American Tower Corp.	625,932	41,048,621

Systems Software–4.16%
Check Point Software Technologies Ltd. (Israel)(c)	456,491	26,535,822

Microsoft Corp.	1,537,262	49,223,129

Rovi Corp.(c)	1,253,294	35,844,208

		111,603,159

Trucking–1.03%
J.B. Hunt Transport Services, Inc.	499,133	27,617,029

Total Common Stocks & Other Equity Interests (Cost $2,131,696,316)		2,655,041,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Constellation Fund

	Shares	Value

Money Market Funds–1.11%
Liquid Assets Portfolio–Institutional Class(d)	14,866,822	$14,866,822

Premier Portfolio–Institutional Class(d)	14,866,822	14,866,822

Total Money Market Funds (Cost $29,733,644)		29,733,644

TOTAL INVESTMENTS–100.09% (Cost $2,161,429,960)		2,684,775,513

OTHER ASSETS LESS LIABILITIES–(0.09)%		(2,414,912)

NET ASSETS–100.00%		$2,682,360,601

Investment Abbreviations:

ADR	– American Depositary Receipts

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2012 was $32,357,593, which represented 1.21% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Information Technology	35.7%

Consumer Discretionary	17.8

Industrials	13.1

Health Care	11.0

Energy	8.9

Financials	6.5

Consumer Staples	3.9

Materials	2.1

Money Market Funds Plus Other Assets Less Liabilities	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Constellation Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $2,131,696,316)	$2,655,041,869

Investments in affiliated money market funds, at value and cost	29,733,644

Total investments, at value (Cost $2,161,429,960)	2,684,775,513

Foreign currencies, at value (Cost $5)	5

Receivable for:
Investments sold	15,401,713

Fund shares sold	3,618,486

Dividends	541,593

Investment for trustee deferred compensation and retirement plans	602,421

Other assets	127,118

Total assets	2,705,066,849

Liabilities:
Payable for:
Investments purchased	10,516,667

Fund shares reacquired	7,542,416

Accrued fees to affiliates	2,316,974

Accrued other operating expenses	449,921

Trustee deferred compensation and retirement plans	1,880,270

Total liabilities	22,706,248

Net assets applicable to shares outstanding	$2,682,360,601

Net assets consist of:
Shares of beneficial interest	$3,150,926,934

Undistributed net investment income (loss)	(8,148,605)

Undistributed net realized gain (loss)	(983,763,281)

Unrealized appreciation	523,345,553

$2,682,360,601

Net Assets:
Class A	$2,480,203,187

Class B	$83,307,128

Class C	$92,750,820

Class R	$8,387,129

Class Y	$13,264,415

Institutional Class	$4,447,922

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	101,424,919

Class B	3,829,177

Class C	4,264,900

Class R	349,205

Class Y	538,813

Institutional Class	162,597

Class A:
Net asset value per share	$24.45

Maximum offering price per share
(Net asset value of $24.45 divided by 94.50%)	$25.87

Class B:
Net asset value and offering price per share	$21.76

Class C:
Net asset value and offering price per share	$21.75

Class R:
Net asset value and offering price per share	$24.02

Class Y:
Net asset value and offering price per share	$24.62

Institutional Class:
Net asset value and offering price per share	$27.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Constellation Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $38,708)	$11,099,422

Dividends from affiliated money market funds	38,323

Interest	12,397

Total investment income	11,150,142

Expenses:
Advisory fees	8,292,835

Administrative services fees	269,229

Custodian fees	53,281

Distribution fees:
Class A	2,991,722

Class B	448,901

Class C	446,083

Class R	20,639

Transfer agent fees — A, B, C, R and Y	4,641,516

Transfer agent fees — Institutional	8,525

Trustees’ and officers’ fees and benefits	85,963

Other	496,299

Total expenses	17,754,993

Less: Fees waived and expense offset arrangement(s)	(218,734)

Net expenses	17,536,259

Net investment income (loss)	(6,386,117)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $304,098)	41,334,326

Foreign currencies	(31,511)

41,302,815

Change in net unrealized appreciation of investment securities	195,878,710

Net realized and unrealized gain	237,181,525

Net increase in net assets resulting from operations	$230,795,408

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Constellation Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income (loss)	$(6,386,117)	$(7,890,645)

Net realized gain	41,302,815	340,953,586

Change in net unrealized appreciation (depreciation)	195,878,710	(241,007,563)

Net increase in net assets resulting from operations	230,795,408	92,055,378

Share transactions–net:
Class A	(149,559,046)	(377,299,829)

Class B	(21,309,326)	(53,726,486)

Class C	(4,922,135)	(12,749,263)

Class R	(890,253)	(1,913,624)

Class Y	(1,123,141)	(360,854)

Institutional Class	(18,984,481)	(4,350,409)

Net increase (decrease) in net assets resulting from share transactions	(196,788,382)	(450,400,465)

Net increase (decrease) in net assets	34,007,026	(358,345,087)

Net assets:
Beginning of period	2,648,353,575	3,006,698,662

End of period (includes undistributed net investment income (loss) of $(8,148,605) and $(1,762,488), respectively)	$2,682,360,601	$2,648,353,575

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Constellation Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

10        Invesco Constellation Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

11        Invesco Constellation Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $150 million	0.80%

Over $150 million	0.625%

  Through December 31, 2012, the Adviser has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund’s average daily net assets) do not exceed the annual rate of:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $4 billion	0.615%

Next $750 million	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such

12        Invesco Constellation Fund

Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $206,512.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $90,076 in front-end sales commissions from the sale of Class A shares and $22, $68,778 and $3,031 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13        Invesco Constellation Fund

  For the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,638,287,958	$46,487,555	$—	$2,684,775,513

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2012, the Fund engaged in securities purchases of $5,065,871 and securities sales of $5,238,621, which resulted in net realized gains of $304,098.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,222.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2012, the Fund paid legal fees of $358 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$1,014,261,882

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14        Invesco Constellation Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $1,045,825,220 and $1,239,986,202, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$587,977,635

Aggregate unrealized (depreciation) of investment securities	(75,436,296)

Net unrealized appreciation of investment securities	$512,541,339

Cost of investments for tax purposes is $2,172,234,174.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,529,889	$35,931,618	2,279,141	$52,916,559

Class B	46,628	967,622	170,053	3,527,897

Class C	196,276	4,116,904	307,295	6,415,823

Class R	37,948	849,886	71,299	1,636,821

Class Y	95,544	2,176,441	188,934	4,420,553

Institutional Class	7,535	193,700	28,278	699,841

Automatic conversion of Class B shares to Class A shares:
Class A	594,803	13,630,013	1,397,763	32,832,637

Class B	(666,227)	(13,630,013)	(1,559,185)	(32,832,637)

Reacquired:
Class A	(8,622,258)	(199,120,677)	(19,852,294)	(463,049,025)

Class B	(415,499)	(8,646,935)	(1,161,713)	(24,421,746)

Class C	(439,290)	(9,039,039)	(917,021)	(19,165,086)

Class R	(78,239)	(1,740,139)	(153,082)	(3,550,445)

Class Y	(145,878)	(3,299,582)	(203,258)	(4,781,407)

Institutional Class	(691,308)	(19,178,181)	(193,330)	(5,050,250)

Net increase (decrease) in share activity	(8,550,076)	$(196,788,382)	(19,597,120)	$(450,400,465)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Constellation Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on			Dividends					net assets		assets without		investment
	value,	investment	securities (both		Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/12	$22.40	$(0.05)	$2.10		$2.05	$—	$24.45	9.15%		$2,480,203	1.29	%(d)	1.31	%(d)	(0.44	)%(d)	41%
Year ended 10/31/11	21.86	(0.05)	0.59		0.54	—	22.40	2.47		2,417,873	1.27		1.29		(0.21)		126
Year ended 10/31/10	18.66	(0.05)	3.32	(e)	3.27	(0.07)	21.86	17.55	(e)	2,712,368	1.32		1.34		(0.26)		53
Year ended 10/31/09	17.79	0.08	0.79	(e)	0.87	—	18.66	4.89	(e)	2,684,240	1.42		1.44		0.44		90
Year ended 10/31/08	31.12	(0.04)	(13.29)		(13.33)	—	17.79	(42.83)		2,945,536	1.25		1.27		(0.16)		96
Year ended 10/31/07	25.56	(0.07)	5.63		5.56	—	31.12	21.75		6,145,755	1.17		1.20		(0.25)		68

Class B
Six months ended 04/30/12	20.01	(0.12)	1.87		1.75	—	21.76	8.75		83,307	2.04	(d)	2.06	(d)	(1.19	)(d)	41
Year ended 10/31/11	19.66	(0.20)	0.55		0.35	—	20.01	1.78		97,318	2.02		2.04		(0.96)		126
Year ended 10/31/10	16.85	(0.18)	2.99	(e)	2.81	—	19.66	16.68	(e)	145,817	2.07		2.09		(1.01)		53
Year ended 10/31/09	16.20	(0.05)	0.70	(e)	0.65	—	16.85	4.01	(e)	179,737	2.17		2.19		(0.31)		90
Year ended 10/31/08	28.54	(0.21)	(12.13)		(12.34)	—	16.20	(43.24)		281,592	2.00		2.02		(0.91)		96
Year ended 10/31/07	23.62	(0.25)	5.17		4.92	—	28.54	20.83		844,018	1.92		1.95		(1.00)		68

Class C
Six months ended 04/30/12	20.00	(0.12)	1.87		1.75	—	21.75	8.75		92,751	2.04	(d)	2.06	(d)	(1.19	)(d)	41
Year ended 10/31/11	19.66	(0.20)	0.54		0.34	—	20.00	1.73		90,152	2.02		2.04		(0.96)		126
Year ended 10/31/10	16.85	(0.18)	2.99	(e)	2.81	—	19.66	16.68	(e)	100,596	2.07		2.09		(1.01)		53
Year ended 10/31/09	16.19	(0.05)	0.71	(e)	0.66	—	16.85	4.08	(e)	101,671	2.17		2.19		(0.31)		90
Year ended 10/31/08	28.52	(0.21)	(12.12)		(12.33)	—	16.19	(43.23)		115,004	2.00		2.02		(0.91)		96
Year ended 10/31/07	23.61	(0.25)	5.16		4.91	—	28.52	20.80		256,377	1.92		1.95		(1.00)		68

Class R
Six months ended 04/30/12	22.03	(0.08)	2.07		1.99	—	24.02	9.03		8,387	1.54	(d)	1.56	(d)	(0.69	)(d)	41
Year ended 10/31/11	21.55	(0.11)	0.59		0.48	—	22.03	2.23		8,581	1.52		1.54		(0.46)		126
Year ended 10/31/10	18.40	(0.10)	3.27	(e)	3.17	(0.02)	21.55	17.26	(e)	10,155	1.57		1.59		(0.51)		53
Year ended 10/31/09	17.59	0.03	0.78	(e)	0.81	—	18.40	4.60	(e)	8,987	1.67		1.69		0.19		90
Year ended 10/31/08	30.84	(0.10)	(13.15)		(13.25)	—	17.59	(42.96)		8,976	1.50		1.52		(0.41)		96
Year ended 10/31/07	25.41	(0.14)	5.57		5.43	—	30.84	21.37		14,580	1.42		1.45		(0.50)		68

Class Y
Six months ended 04/30/12	22.53	(0.02)	2.11		2.09	—	24.62	9.28		13,264	1.04	(d)	1.06	(d)	(0.19	)(d)	41
Year ended 10/31/11	21.92	0.01	0.60		0.61	—	22.53	2.78		13,272	1.02		1.04		0.04		126
Year ended 10/31/10	18.71	0.00	3.32	(e)	3.32	(0.11)	21.92	17.83	(e)	13,229	1.07		1.09		(0.01)		53
Year ended 10/31/09	17.80	0.12	0.79	(e)	0.91	—	18.71	5.11	(e)	13,003	1.17		1.19		0.69		90
Year ended 10/31/08(f)	19.99	0.00	(2.19)		(2.19)	—	17.80	(10.96)		5,827	1.05	(g)	1.07	(g)	0.04	(g)	96

Institutional Class
Six months ended 04/30/12	25.00	0.01	2.35		2.36	—	27.36	9.44		4,448	0.78	(d)	0.80	(d)	0.07	(d)	41
Year ended 10/31/11	24.26	0.08	0.66		0.74	—	25.00	3.05		21,158	0.73		0.75		0.33		126
Year ended 10/31/10	20.70	0.07	3.68	(e)	3.75	(0.19)	24.26	18.22	(e)	24,534	0.76		0.78		0.30		53
Year ended 10/31/09	19.61	0.21	0.88	(e)	1.09	—	20.70	5.56	(e)	45,219	0.75		0.77		1.11		90
Year ended 10/31/08	34.14	0.09	(14.62)		(14.53)	—	19.61	(42.56)		52,187	0.78		0.80		0.31		96
Year ended 10/31/07	27.92	0.06	6.16		6.22	—	34.14	22.28		115,443	0.71		0.74		0.21		68

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $2,406,528, $90,274, $89,707, $8,301, $13,114 and $18,364 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains on securities (both realized and unrealized) per share, for the year ended October 31, 2010, would have been $2.62, $2.29, $2.29, $2.57, $2.62 and $2.98 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively, and total returns would have been lower; net gains on securities (both realized and unrealized) per share, for the year ended October 31, 2009, would have been $0.61, $0.52, $0.53, $0.60, $0.61 and $0.70 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively, and total returns would have been lower.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

16        Invesco Constellation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,091.50	$6.71	$1,018.45	$6.47	1.29%

B	1,000.00	1,087.50	10.59	1,014.72	10.22	2.04

C	1,000.00	1,087.50	10.59	1,014.72	10.22	2.04

R	1,000.00	1,090.30	8.00	1,017.21	7.72	1.54

Y	1,000.00	1,092.80	5.41	1,019.69	5.22	1.04

Institutional	1,000.00	1,094.00	3.88	1,020.98	3.92	0.78

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17        Invesco Constellation Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CST-SAR-1	Invesco Distributors, Inc.

Invesco Disciplined Equity Fund
Semiannual Report to Shareholders ▪ April 30, 2012

Nasdaq:
Y: AWEIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
12	Financial Highlights
13	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class Y Shares	12.31%

S&P 500 Index▼ (Broad Market Index)	12.77
Source: ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/12

Class Y Shares

Inception (12/1/05)	5.21%

5 Years	2.93

1 Year	7.25
Effective Sept. 21, 2009, Institutional Class shares of Atlantic Whitehall Equity Income Fund (the predecessor fund) were reorganized into Class Y shares of Invesco Disciplined Equity Fund. Returns shown prior to that date are those of the predecessor fund. Returns since that date are those of Class Y shares of Invesco Disciplined Equity Fund. Class Y share returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
2           Invesco Disciplined Equity Fund

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end

Class Y Shares

Inception (12/1/05)	5.46%

5 Years	4.02

1 Year	12.20
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class Y shares was 0.81%. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3 Invesco Disciplined Equity Fund

Schedule of Investments(a)

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks–96.63%
Aerospace & Defense–2.29%
United Technologies Corp.	83,213	$6,793,509

Apparel Retail–2.32%
TJX Cos., Inc. (The)	164,423	6,858,083

Apparel, Accessories & Luxury Goods–1.01%
VF Corp.	19,580	2,977,139

Asset Management & Custody Banks–1.62%
BlackRock, Inc.	25,030	4,795,247

Automobile Manufacturers–0.94%
Ford Motor Co.	246,250	2,777,700

Cable & Satellite–1.51%
Comcast Corp.–Class A	147,489	4,473,341

Communications Equipment–2.25%
Cisco Systems, Inc.	330,696	6,663,524

Computer Hardware–4.62%
Apple Inc.(b)	23,380	13,659,531

Computer Storage & Peripherals–0.99%
NetApp, Inc.(b)	75,190	2,919,628

Data Processing & Outsourced Services–10.98%
Alliance Data Systems Corp.(b)	40,450	5,197,420

Automatic Data Processing, Inc.	124,889	6,946,326

Fidelity National Information Services, Inc.	125,513	4,226,023

Fiserv, Inc.(b)	70,333	4,943,707

Visa Inc.–Class A	49,252	6,057,011

Western Union Co. (The)	278,578	5,120,264

		32,490,751

Diversified Banks–2.48%
Wells Fargo & Co.	219,178	7,327,121

Diversified Metals & Mining–1.42%
Freeport-McMoRan Copper & Gold Inc.	109,795	4,205,148

Drug Retail–2.65%
CVS Caremark Corp.	59,231	2,642,887

Walgreen Co.	147,940	5,186,777

		7,829,664

Environmental & Facilities Services–1.72%
Republic Services, Inc.	185,740	5,083,704

Footwear–1.00%
NIKE, Inc.–Class B	26,361	2,949,005

General Merchandise Stores–2.74%
Target Corp.	139,909	8,106,327

Health Care Equipment–3.41%
Covidien PLC (Ireland)	96,630	5,336,875

Stryker Corp.	87,010	4,748,136

		10,085,011

Health Care Services–2.73%
Express Scripts Holding Co.(b)	144,899	8,083,915

Household Products–1.45%
Procter & Gamble Co. (The)	67,290	4,282,336

Industrial Conglomerates–4.08%
Danaher Corp.	85,512	4,636,461

General Electric Co.	379,264	7,425,989

		12,062,450

Industrial Gases–1.95%
Praxair, Inc.	49,938	5,777,827

Internet Software & Services–2.65%
Google Inc.–Class A(b)	12,937	7,829,861

IT Consulting & Other Services–1.04%
Accenture PLC–Class A (Ireland)	47,617	3,092,724

Managed Health Care–3.70%
Aetna Inc.	88,979	3,918,635

UnitedHealth Group Inc.	125,365	7,039,245

		10,957,880

Metal & Glass Containers–1.23%
Crown Holdings, Inc.(b)	98,140	3,629,217

Multi-Utilities–1.38%
PG&E Corp.	92,782	4,099,109

Oil & Gas Exploration & Production–5.53%
Anadarko Petroleum Corp.	50,819	3,720,459

Apache Corp.	62,356	5,982,435

EQT Corp.	45,743	2,278,916

QEP Resources Inc.	142,102	4,378,162

		16,359,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Disciplined Equity Fund

	Shares	Value

Oil & Gas Storage & Transportation–4.01%
Spectra Energy Corp.	131,626	$4,046,183

Williams Cos., Inc. (The)	229,626	7,814,173

		11,860,356

Other Diversified Financial Services–3.86%
Bank of America Corp.	395,875	3,210,546

Citigroup Inc.	84,718	2,799,083

JPMorgan Chase & Co.	125,911	5,411,655

		11,421,284

Packaged Foods & Meats–2.67%
H.J. Heinz Co.	148,061	7,893,132

Pharmaceuticals–3.25%
Abbott Laboratories	72,371	4,491,344

Merck & Co., Inc.	130,657	5,126,981

		9,618,325

Railroads–1.83%
Norfolk Southern Corp.	43,978	3,207,316

Union Pacific Corp.	19,610	2,204,948

		5,412,264

Restaurants–1.86%
McDonald’s Corp.	56,380	5,494,231

Soft Drinks–1.98%
PepsiCo, Inc.	88,768	5,858,688

Specialized Finance–1.33%
CME Group Inc.	14,839	3,944,503

Systems Software–6.15%
BMC Software, Inc.(b)	82,809	3,416,699

Microsoft Corp.	218,403	6,993,264

Oracle Corp.	265,430	7,800,988

		18,210,951

Total Common Stocks (Cost $227,860,819)		285,883,458

Money Market Funds–3.20%
Liquid Assets Portfolio–Institutional Class(c)	4,734,900	4,734,900

Premier Portfolio–Institutional Class(c)	4,734,900	4,734,900

Total Money Market Funds (Cost $9,469,800)		9,469,800

TOTAL INVESTMENTS–99.83% (Cost $237,330,619)		295,353,258

OTHER ASSETS LESS LIABILITIES–0.17%		505,066

NET ASSETS–100.00%		$295,858,324

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Information Technology	28.7%

Health Care	13.1

Consumer Discretionary	11.4

Industrials	9.9

Energy	9.5

Financials	9.3

Consumer Staples	8.7

Materials	4.6

Utilities	1.4

Money Market Funds Plus Other Assets Less Liabilities	3.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Disciplined Equity Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $227,860,819)	$285,883,458

Investments in affiliated money market funds, at value and cost	9,469,800

Total investments, at value (Cost $237,330,619)	295,353,258

Receivable for:
Fund shares sold	535,914

Dividends	212,499

Investment for trustee deferred compensation and retirement plans	7,812

Other assets	7,237

Total assets	296,116,720

Liabilities:
Payable for:
Fund shares reacquired	185,526

Accrued fees to affiliates	23,531

Accrued other operating expenses	32,341

Trustee deferred compensation and retirement plans	16,998

Total liabilities	258,396

Net assets applicable to shares outstanding	$295,858,324

Net assets consist of:
Shares of beneficial interest	$236,055,658

Undistributed net investment income	836,926

Undistributed net realized gain	943,101

Unrealized appreciation	58,022,639

$295,858,324

Net Assets:
Class Y	$295,858,324

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class Y	25,514,354

Class Y:
Net asset value and offering price per share	$11.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Disciplined Equity Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends	$2,346,346

Dividends from affiliated money market funds	6,981

Total investment income	2,353,327

Expenses:
Advisory fees	892,404

Administrative services fees	29,568

Custodian fees	6,659

Transfer agent fees	24,696

Trustees’ and officers’ fees and benefits	18,631

Other	42,017

Total expenses	1,013,975

Less: Fees waived	(7,681)

Net expenses	1,006,294

Net investment income	1,347,033

Realized and unrealized gain from:
Net realized gain from investment securities	3,300,566

Change in net unrealized appreciation of investment securities	25,788,372

Net realized and unrealized gain	29,088,938

Net increase in net assets resulting from operations	$30,435,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Disciplined Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$1,347,033	$1,885,739

Net realized gain	3,300,566	11,170,432

Change in net unrealized appreciation	25,788,372	9,291,231

Net increase in net assets resulting from operations	30,435,971	22,347,402

Distributions to shareholders from net investment income — Class Y	(1,953,835)	(1,879,369)

Distributions to shareholders from net realized gains — Class Y	(4,146,472)	—

Share transactions–net:
Class Y	43,811,138	18,524,386

Net increase in net assets	68,146,802	38,992,419

Net assets:
Beginning of period	227,711,522	188,719,103

End of period (includes undistributed net investment income of $836,926 and $1,443,728, respectively)	$295,858,324	$227,711,522

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Disciplined Equity Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term capital appreciation and, secondarily, current income.
  The Fund currently consists of one class of shares, Class Y. Class Y shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If

8        Invesco Disciplined Equity Fund

between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

9        Invesco Disciplined Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class Y shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $7,681.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class Y shares of the Fund. The Fund is not charged any fees pursuant with the distribution agreement with IDI.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

10        Invesco Disciplined Equity Fund

  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$295,353,258	$—	$—	$295,353,258

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2011.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $64,356,692 and $25,955,220, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$57,783,149

Aggregate unrealized (depreciation) of investment securities	(2,105,805)

Net unrealized appreciation of investment securities	$55,677,344

Cost of investments for tax purposes is $239,675,914.

11        Invesco Disciplined Equity Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class Y	4,715,333	$51,452,281	4,921,054	$51,082,933

Issued as reinvestment of dividends:
Class Y	494,629	5,104,575	104,509	1,049,274

Reacquired:
Class Y	(1,166,487)	(12,745,718)	(3,188,951)	(33,607,821)

Net increase in share activity	4,043,475	$43,811,138	1,836,612	$18,524,386

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class Y*
Six months ended 04/30/12	$10.61	$0.06	(c)	$1.21	$1.27	$(0.09)	$(0.19)	$(0.28)	$11.60	12.31%	$295,858	0.78	%(d)	0.79	%(d)	1.05	%(d)	10%
Year ended 10/31/11	9.61	0.09	(c)	1.00	1.09	(0.09)	—	(0.09)	10.61	11.44	227,712	0.80		0.81		0.89		38
Year ended 10/31/10	8.47	0.09	(c)	1.13	1.22	(0.08)	(0.00)	(0.08)	9.61	14.51	188,719	0.74		0.75		0.96		34
Eleven months ended 10/31/09	7.08	0.08	(c)	1.43	1.51	(0.12)	(0.00)	(0.12)	8.47	21.80	166,898	1.12	(e)	1.33	(e)	1.16	(e)	44
Year ended 11/30/08	11.89	0.10		(3.71)	(3.61)	(0.13)	(1.07)	(1.20)	7.08	(33.81)	171,200	1.04		1.04		0.95		45
Year ended 11/30/07	11.00	0.11		0.80	0.91	(0.02)	(0.00)	(0.02)	11.89	8.14	284,846	1.01		1.05		1.08		95

*	Prior to September 21, 2009, the Fund operated as Atlantic Whitehall Equity Income Fund. On such date, holders of Institutional Class shares received Class Y shares of the Fund.

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $258,525.
(e)	Annualized.

12        Invesco Disciplined Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
Y	$1,000.00	$1,123.10	$4.12	$1,020.98	$3.92	0.78%

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

13        Invesco Disciplined Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

DEQ-SAR-1	Invesco Distributors, Inc.

Invesco Diversified Dividend Fund
Semiannual Report to Shareholders ▪ April 30, 2012

Nasdaq:
A: LCEAX ▪ B: LCEDX ▪ C: LCEVX ▪ R: DDFRX ▪ Y: LCEYX ▪ Investor: LCEIX
Institutional: DDFIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.31%

Class B Shares	10.83

Class C Shares	10.84

Class R Shares	11.05

Class Y Shares	11.35

Investor Class Shares	11.25

Institutional Class Shares	11.52

S&P 500 Index▼ (Broad Market Index)	12.77

Russell 1000 Index▼ (Former Style-Specific Index)*	12.89

Russell 1000 Value Index▼ (Style-Specific Index)*	11.62

Lipper Large-Cap Core Funds Index▼ (Former Peer Group Index)**	11.41

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)**	10.96

Source: ▼ Lipper Inc.

*	During the reporting period, the Fund has elected to use the Russell 1000 Value Index to represent its style-specific market benchmark rather than the Russell 1000 Index because the Russell 1000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.

**	During the reporting period, the Fund has elected to use the Lipper Large-Cap Value Funds Index to represent its peer group benchmark rather than the Lipper Large-Cap Core Funds Index because the Lipper Large-Cap Value Funds Index more closely reflects the performance of the types of securities in which the Fund invests.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales
charges

Class A Shares

Inception (12/31/01)		5.06%

10	Years	5.08

5	Years	0.70

1	Year	-3.65

Class B Shares

Inception (12/31/01)		5.09%

10	Years	5.11

5	Years	0.76

1	Year	-3.85

Class C Shares

Inception (12/31/01)		4.90%

10	Years	4.94

5	Years	1.11

1	Year	0.19

Class R Shares

10	Years	5.48%

5	Years	1.64

1	Year	1.60

Class Y Shares

10	Years	5.78%

5	Years	2.04

1	Year	2.11

Investor Class Shares

10	Years	5.74%

5	Years	1.93

1	Year	1.92

Institutional Class Shares

10	Years	5.93%

5	Years	2.24

1	Year	2.31
Class R shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (12/31/01)		5.13%

10	Years	4.82

5	Years	1.57

1	Year	-1.07

Class B Shares

Inception (12/31/01)		5.17%

10	Years	4.84

5	Years	1.62

1	Year	-1.03

Class C Shares

Inception (12/31/01)		4.98%

10	Years	4.69

5	Years	1.97

1	Year	2.98

Class R Shares

10	Years	5.22%

5	Years	2.51

1	Year	4.45

Class Y Shares

10	Years	5.51%

5	Years	2.91

1	Year	4.98

Investor Class Shares

10	Years	5.47%

5	Years	2.81

1	Year	4.79

Institutional Class Shares

10	Years	5.66%

5	Years	3.10

1	Year	5.11
     Institutional Class shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of
Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 0.95%, 1.70%, 1.70%, 1.20%, 0.70%, 0.88% and 0.59%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 0.97%, 1.72%, 1.72%, 1.22%, 0.72%, 0.90% and 0.59%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

[1]	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

3 Invesco Diversified Dividend Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.99%
Aerospace & Defense–4.28%
General Dynamics Corp.	1,442,013	$97,335,878

Raytheon Co.	1,939,787	105,020,068

		202,355,946

Apparel Retail–0.63%
TJX Cos., Inc. (The)	718,798	29,981,065

Asset Management & Custody Banks–1.47%
Federated Investors, Inc.–Class B	3,098,721	68,419,760

State Street Corp.	23,182	1,071,472

		69,491,232

Auto Parts & Equipment–1.51%
Johnson Controls, Inc.	2,235,768	71,477,503

Brewers–2.61%
Heineken N.V. (Netherlands)	2,258,546	123,535,529

Building Products–2.21%
Masco Corp.	7,930,266	104,520,906

Casinos & Gaming–0.80%
International Game Technology	2,426,514	37,805,088

Consumer Finance–1.69%
Capital One Financial Corp.	1,441,176	79,956,444

Data Processing & Outsourced Services–1.95%
Automatic Data Processing, Inc.	1,656,346	92,125,964

Distillers & Vintners–0.21%
Treasury Wine Estates (Australia)	2,248,986	10,089,363

Drug Retail–1.38%
Walgreen Co.	1,866,846	65,451,621

Electric Utilities–5.41%
American Electric Power Co., Inc.	2,235,682	86,833,889

Entergy Corp.	837,554	54,910,040

Exelon Corp.	2,370,841	92,486,508

PPL Corp.	790,149	21,610,575

		255,841,012

Food Distributors–1.78%
Sysco Corp.	2,911,634	84,146,223

Gas Utilities–1.26%
AGL Resources Inc.	1,514,371	59,711,649

General Merchandise Stores–2.00%
Target Corp.	1,632,380	94,580,097

Health Care Equipment–2.84%
Medtronic, Inc.	1,402,999	53,594,562

Stryker Corp.	1,483,337	80,945,700

		134,540,262

Hotels, Resorts & Cruise Lines–2.07%
Accor S.A. (France)	798,779	27,595,554

Marriott International Inc.–Class A	1,801,596	70,424,388

		98,019,942

Household Products–4.69%
Kimberly-Clark Corp.	1,697,939	133,237,273

Procter & Gamble Co. (The)	1,391,118	88,530,750

		221,768,023

Housewares & Specialties–0.93%
Newell Rubbermaid, Inc.	2,406,278	43,794,260

Industrial Machinery–3.23%
Illinois Tool Works Inc.	572,709	32,862,042

Pentair, Inc.	2,335,174	101,206,441

Snap-on Inc.	302,305	18,906,155

		152,974,638

Integrated Oil & Gas–1.09%
Exxon Mobil Corp.	316,043	27,287,153

Total S.A. (France)	512,440	24,540,154

		51,827,307

Integrated Telecommunication Services–0.93%
AT&T Inc.	1,344,967	44,262,864

Investment Banking & Brokerage–1.70%
Charles Schwab Corp. (The)	5,611,844	80,249,369

Life & Health Insurance–2.92%
Lincoln National Corp.	1,487,216	36,838,340

Prudential Financial, Inc.	626,969	37,956,703

StanCorp Financial Group, Inc.	1,647,755	63,240,837

		138,035,880

Motorcycle Manufacturers–0.85%
Harley-Davidson, Inc.	770,233	40,306,293

Movies & Entertainment–1.46%
Time Warner Inc.	1,848,820	69,256,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Diversified Dividend Fund

	Shares	Value

Multi-Utilities–3.44%
Dominion Resources, Inc.	994,497	$51,902,798

PG&E Corp.	798,216	35,265,183

Sempra Energy	1,171,612	75,850,161

		163,018,142

Office Services & Supplies–0.74%
Avery Dennison Corp.	1,097,605	35,101,408

Packaged Foods & Meats–7.32%
Campbell Soup Co.	2,709,593	91,665,531

General Mills, Inc.	3,580,703	139,253,539

Kraft Foods Inc.–Class A	2,011,702	80,206,559

Mead Johnson Nutrition Co.	413,114	35,346,034

		346,471,663

Paper Products–1.70%
International Paper Co.	2,409,263	80,252,551

Personal Products–0.80%
L’Oreal S.A. (France)	314,186	37,805,772

Pharmaceuticals–4.54%
Bristol-Myers Squibb Co.	851,355	28,409,716

Eli Lilly & Co.	1,979,863	81,946,530

Johnson & Johnson	1,407,839	91,636,240

Novartis AG (Switzerland)	237,050	13,073,667

		215,066,153

Property & Casualty Insurance–1.42%
Travelers Cos., Inc. (The)	1,043,755	67,134,322

Regional Banks–8.05%
Cullen/Frost Bankers, Inc.	296,099	17,457,997

Fifth Third Bancorp	5,487,674	78,089,601

M&T Bank Corp.	661,499	57,067,519

SunTrust Banks, Inc.	5,580,413	135,492,427

Zions Bancorp.	4,550,410	92,782,860

		380,890,404

Restaurants–0.78%
Brinker International, Inc.	1,170,464	36,834,502

Semiconductors–1.35%
Linear Technology Corp.	128,496	4,203,104

Texas Instruments Inc.	1,862,820	59,498,471

		63,701,575

Soft Drinks–1.12%
Coca-Cola Co. (The)	694,406	52,997,066

Specialized REIT’s–1.67%
Weyerhaeuser Co.	3,877,108	78,937,919

Specialty Chemicals–0.45%
Ecolab Inc.	336,243	21,415,317

Systems Software–1.85%
Microsoft Corp.	2,735,906	87,603,710

Thrifts & Mortgage Finance–1.70%
Capitol Federal Financial Inc.	35,067	414,141

Hudson City Bancorp, Inc.	11,335,665	80,029,795

		80,443,936

Tobacco–2.16%
Altria Group, Inc.	2,071,305	66,716,734

Philip Morris International Inc.	398,979	35,712,610

		102,429,344

Total Common Stocks & Other Equity Interests (Cost $3,811,909,168)		4,306,209,061

Money Market Funds–9.70%
Liquid Assets Portfolio–Institutional Class(b)	229,577,191	229,577,191

Premier Portfolio–Institutional Class(b)	229,577,190	229,577,190

Total Money Market Funds (Cost $459,154,381)		459,154,381

TOTAL INVESTMENTS–100.69% (Cost $4,271,063,549)		4,765,363,442

OTHER ASSETS LESS LIABILITIES–(0.69)%		(32,468,308)

NET ASSETS–100.00%		$4,732,895,134

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Diversified Dividend Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Consumer Staples	22.1%

Financials	18.9

Consumer Discretionary	11.0

Industrials	10.5

Utilities	10.1

Health Care	7.4

Information Technology	5.2

Materials	3.8

Energy	1.1

Telecommunication Services	0.9

Money Market Funds Plus Other Assets Less Liabilities	9.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $3,811,909,168)	$4,306,209,061

Investments in affiliated money market funds, at value and cost	459,154,381

Total investments, at value (Cost $4,271,063,549)	4,765,363,442

Receivable for:
Investments sold	5,987,529

Fund shares sold	6,158,034

Dividends	8,748,325

Investment for trustee deferred compensation and retirement plans	169,520

Other assets	100,769

Total assets	4,786,527,619

Liabilities:
Payable for:
Investments purchased	44,093,765

Fund shares reacquired	5,157,246

Foreign currency contracts outstanding	1,015,325

Accrued fees to affiliates	2,561,197

Accrued other operating expenses	239,189

Trustee deferred compensation and retirement plans	565,763

Total liabilities	53,632,485

Net assets applicable to shares outstanding	$4,732,895,134

Net assets consist of:
Shares of beneficial interest	$4,236,126,532

Undistributed net investment income	7,084,461

Undistributed net realized gain (loss)	(3,681,757)

Unrealized appreciation	493,365,898

$4,732,895,134

Net Assets:
Class A	$2,356,172,281

Class B	$36,835,833

Class C	$137,720,846

Class R	$30,331,690

Class Y	$154,481,909

Investor Class	$1,361,100,491

Institutional Class	$656,252,084

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	181,298,354

Class B	2,863,928

Class C	10,719,118

Class R	2,327,200

Class Y	11,873,197

Investor Class	104,791,041

Institutional Class	50,498,729

Class A:
Net asset value per share	$13.00

Maximum offering price per share
(Net asset value of $13.00 divided by 94.50%)	$13.76

Class B:
Net asset value and offering price per share	$12.86

Class C:
Net asset value and offering price per share	$12.85

Class R:
Net asset value and offering price per share	$13.03

Class Y:
Net asset value and offering price per share	$13.01

Investor Class:
Net asset value and offering price per share	$12.99

Institutional Class:
Net asset value and offering price per share	$13.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $568,214)	$60,906,011

Dividends from affiliated money market funds	259,836

Interest	14,689

Total investment income	61,180,536

Expenses:
Advisory fees	10,494,831

Administrative services fees	319,171

Custodian fees	20,484

Distribution fees:
Class A	2,759,089

Class B	183,961

Class C	635,416

Class R	61,353

Investor Class	1,557,982

Transfer agent fees — A, B, C, R, Y and Investor	3,415,564

Transfer agent fees — Institutional	152,703

Trustees’ and officers’ fees and benefits	140,827

Other	292,574

Total expenses	20,033,955

Less: Fees waived and expense offset arrangement(s)	(272,631)

Net expenses	19,761,324

Net investment income	41,419,212

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $95,460)	52,293,960

Foreign currencies	2,875,482

Foreign currency contracts	503,890

55,673,332

Change in net unrealized appreciation (depreciation) of:
Investment securities	377,303,735

Foreign currencies	(377,115)

Foreign currency contracts	(1,015,325)

375,911,295

Net realized and unrealized gain	431,584,627

Net increase in net assets resulting from operations	$473,003,839

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$41,419,212	$46,366,446

Net realized gain	55,673,332	104,198,185

Change in net unrealized appreciation (depreciation)	375,911,295	(166,350,387)

Net increase (decrease) in net assets resulting from operations	473,003,839	(15,785,756)

Distributions to shareholders from net investment income:
Class A	(19,104,591)	(16,512,966)

Class B	(181,426)	(446,683)

Class C	(622,401)	(924,157)

Class R	(179,050)	(204,682)

Class Y	(1,373,689)	(1,793,839)

Investor Class	(11,413,629)	(23,708,603)

Institutional Class	(5,658,914)	(7,530,265)

Total distributions from net investment income	(38,533,700)	(51,121,195)

Distributions to shareholders from net realized gains:
Class A	(24,765,799)	—

Class B	(425,577)	—

Class C	(1,431,013)	—

Class R	(242,314)	—

Class Y	(1,512,055)	—

Investor Class	(14,522,561)	—

Institutional Class	(5,429,234)	—

Total distributions from net realized gains	(48,328,553)	—

Share transactions–net:
Class A	40,085,768	1,816,230,981

Class B	(3,204,314)	3,813,410

Class C	6,507,819	70,079,020

Class R	8,860,024	11,604,617

Class Y	10,891,626	107,001,695

Investor Class	(5,452,177)	150,949,067

Institutional Class	162,596,342	187,308,657

Net increase in net assets resulting from share transactions	220,285,088	2,346,987,447

Net increase in net assets	606,426,674	2,280,080,496

Net Assets:
Beginning of period	4,126,468,460	1,846,387,964

End of period (includes undistributed net investment income of $7,084,461 and $4,198,949, respectively)	$4,732,895,134	$4,126,468,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Diversified Dividend Fund

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

11        Invesco Diversified Dividend Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

12        Invesco Diversified Dividend Fund

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.60%

Next $350 million	0.55%

Next $1.3 billion	0.50%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 0.95%, 1.70%, 1.70%, 1.20%, 0.70%, 0.95% and 0.70%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $267,773.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who

13        Invesco Diversified Dividend Fund

purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $280,152 in front-end sales commissions from the sale of Class A shares and $5,385, $25,136 and $7,977 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$4,730,733,925	$34,629,517	$—	$4,765,363,442

Foreign Currency Contracts*	—	(1,015,325)	—	(1,015,325)

Total Investments	$4,730,733,925	$33,614,192	$—	$4,764,348,117

*	Unrealized appreciation (depreciation)

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts(a)	$—	$(1,015,325)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended April 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$503,890

Change in Unrealized Appreciation (Depreciation)
Currency risk	$(1,015,325)

Total	$(511,435)

*	The average notional value of foreign currency contracts outstanding during the period was $35,940,287, respectively.

14        Invesco Diversified Dividend Fund

Open Foreign Currency Contracts
							Unrealized
		Contract to				Notional	Appreciation
Settlement Date	Counterparty	Deliver		Receive		Value	(Depreciation)

05/10/12	Bank of New York	EUR	40,569,267	USD	53,200,508	$53,712,438	$(511,930)

05/10/12	State Street CA	EUR	40,568,000	USD	53,207,366	53,710,761	(503,395)

							$(1,015,325)

Currency Abbreviations:
EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2012, the Fund engaged in securities sales of $232,231, which resulted in net realized gains of $95,460.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,858.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2012, the Fund paid legal fees of $799 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $8,514,951 of capital loss carryforward in the fiscal year ending October 31, 2012.

15        Invesco Diversified Dividend Fund

  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2015	$5,528,334

October 31, 2016	15,714,878

October 31, 2017	28,049,390

Not subject to expiration	1,797,106

October 31, 2019	8,047,433

Total capital loss carryforward	$59,137,141

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund and July 18, 2011, the date of reorganization of Invesco Dividend Growth Securities Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the dates of the reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $355,943,109 and $310,136,549, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$630,029,374

Aggregate unrealized (depreciation) of investment securities	(135,799,834)

Net unrealized appreciation of investment securities	$494,229,540

Cost of investments for tax purposes is $4,271,133,902.

16        Invesco Diversified Dividend Fund

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	15,820,772	$194,858,833	66,279,742	$795,496,855

Class B	337,918	4,113,823	1,376,543	16,509,821

Class C	1,546,426	18,800,394	4,304,566	52,743,160

Class R	1,016,097	12,603,676	1,509,296	18,519,878

Class Y	2,792,179	34,642,165	8,113,564	101,709,880

Investor Class	4,690,959	57,443,709	13,526,306	165,192,266

Institutional Class	16,572,501	202,782,976	20,650,313	251,144,633

Issued as reinvestment of dividends:
Class A	3,435,032	40,966,222	1,264,296	14,936,984

Class B	49,174	576,607	35,319	419,795

Class C	159,919	1,871,466	69,169	820,797

Class R	34,201	409,264	15,979	192,901

Class Y	206,249	2,463,316	123,916	1,488,712

Investor Class	2,041,937	24,346,397	1,837,909	22,064,768

Institutional Class	898,361	10,778,298	595,700	7,146,077

Issued in connection with acquisitions:(b)(c)
Class A	—	—	94,252,169	1,199,686,878

Class B	—	—	419,760	5,436,017

Class C	—	—	2,743,934	34,897,627

Class R	—	—	1,188	15,574

Class Y	—	—	3,102,285	40,176,616

Investor Class	—	—	9,786,544	128,003,179

Automatic conversion of Class B shares to Class A shares:
Class A	342,512	4,221,262	917,198	11,169,766

Class B	(345,138)	(4,221,262)	(926,670)	(11,169,766)

Reacquired:
Class A	(16,231,913)	(199,960,549)	(17,160,981)	(205,059,502)

Class B	(301,810)	(3,673,482)	(604,541)	(7,382,457)

Class C	(1,167,257)	(14,164,041)	(1,511,227)	(18,382,564)

Class R	(333,643)	(4,152,916)	(573,524)	(7,123,736)

Class Y	(2,128,796)	(26,213,855)	(3,035,288)	(36,373,513)

Investor Class	(7,101,247)	(87,242,283)	(13,417,784)	(164,311,146)

Institutional Class	(4,170,274)	(50,964,932)	(5,854,271)	(70,982,053)

Net increase in share activity	18,164,159	$220,285,088	187,841,410	$2,346,987,447

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on May 23, 2011, the Fund acquired all the net assets of Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 16,822,719 shares of the Fund for 21,975,207 and 3,949,048 shares outstanding of Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund, respectively, as of the close of business on May 20, 2011 for Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund. Each class of Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund to the net asset value of the Fund on the close of business on May 20, 2011 for Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund. Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund net assets at that date of $187,141,787 and $32,737,235, respectively, including $(6,848,123) of unrealized appreciation (depreciation), was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,562,693,336. The net assets of the Fund immediately following the acquisition were $2,782,572,358.
(c)	As of the open of business on July 18, 2011, the Fund acquired all the net assets of Invesco Dividend Growth Securities Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Dividend Growth Securities Fund on June 30, 2011. The acquisition was accomplished by a tax-free exchange of 93,483,161 shares of the Fund for 98,075,828 shares outstanding of Invesco Dividend Growth Securities Fund, as of the close of business on July 15, 2011 for Invesco Dividend Growth Securities Fund. Each class of Invesco Dividend Growth Securities Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Dividend Growth Securities Fund to the net asset value of the Fund on the close of business on July 15, 2011 for Invesco Dividend Growth Securities Fund. Invesco Dividend Growth Securities Fund net assets at that date of $1,188,336,869 including $153,543,395 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,823,082,080. The net assets of the Fund immediately following the acquisition were $4,011,418,949.

17        Invesco Diversified Dividend Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 04/30/12	$11.92	$0.12	(c)	$1.21	$1.33	$(0.11)	$(0.14)	$(0.25)	$13.00	11.31%	$2,356,172	0.93	%(d)	0.94	%(d)	1.87	%(d)	8%
Year ended 10/31/11	11.67	0.19	(c)	0.29	0.48	(0.23)	—	(0.23)	11.92	4.15	2,121,824	0.94		0.97		1.64		20
Year ended 10/31/10	10.18	0.25	(c)	1.43	1.68	(0.19)	—	(0.19)	11.67	16.64	377,758	1.01		1.02		2.23		13
Year ended 10/31/09	9.43	0.19	(c)	0.75	0.94	(0.19)	—	(0.19)	10.18	10.42	185,274	1.11		1.12		2.17		24
Year ended 10/31/08	14.27	0.23	(c)	(3.89)	(3.66)	(0.24)	(0.94)	(1.18)	9.43	(27.56)	157,407	1.01		1.02		1.93		18
Year ended 10/31/07	13.88	0.20		0.99	1.19	(0.21)	(0.59)	(0.80)	14.27	8.86	237,467	1.00		1.00		1.45		17

Class B
Six months ended 04/30/12	11.80	0.07	(c)	1.19	1.26	(0.06)	(0.14)	(0.20)	12.86	10.83	36,836	1.68	(d)	1.69	(d)	1.12	(d)	8
Year ended 10/31/11	11.55	0.11	(c)	0.28	0.39	(0.14)	—	(0.14)	11.80	3.39	36,873	1.69		1.72		0.89		20
Year ended 10/31/10	10.08	0.16	(c)	1.42	1.58	(0.11)	—	(0.11)	11.55	15.75	32,600	1.76		1.77		1.48		13
Year ended 10/31/09	9.34	0.13	(c)	0.74	0.87	(0.13)	—	(0.13)	10.08	9.58	30,490	1.86		1.87		1.42		24
Year ended 10/31/08	14.14	0.15	(c)	(3.86)	(3.71)	(0.15)	(0.94)	(1.09)	9.34	(28.06)	36,934	1.69		1.76		1.25		18
Year ended 10/31/07	13.76	0.11		0.98	1.09	(0.12)	(0.59)	(0.71)	14.14	8.15	85,172	1.65		1.75		0.80		17

Class C
Six months ended 04/30/12	11.79	0.07	(c)	1.19	1.26	(0.06)	(0.14)	(0.20)	12.85	10.84	137,721	1.68	(d)	1.69	(d)	1.12	(d)	8
Year ended 10/31/11	11.53	0.11	(c)	0.29	0.40	(0.14)	—	(0.14)	11.79	3.48	120,031	1.69		1.72		0.89		20
Year ended 10/31/10	10.07	0.16	(c)	1.41	1.57	(0.11)	—	(0.11)	11.53	15.66	52,755	1.76		1.77		1.48		13
Year ended 10/31/09	9.33	0.13	(c)	0.74	0.87	(0.13)	—	(0.13)	10.07	9.59	36,573	1.86		1.87		1.42		24
Year ended 10/31/08	14.12	0.15	(c)	(3.85)	(3.70)	(0.15)	(0.94)	(1.09)	9.33	(28.02)	30,998	1.69		1.76		1.25		18
Year ended 10/31/07	13.74	0.11		0.98	1.09	(0.12)	(0.59)	(0.71)	14.12	8.16	52,524	1.65		1.75		0.80		17

Class R
Six months ended 04/30/12	11.96	0.10	(c)	1.20	1.30	(0.09)	(0.14)	(0.23)	13.03	11.05	30,332	1.18	(d)	1.19	(d)	1.62	(d)	8
Year ended 10/31/11	11.70	0.17	(c)	0.29	0.46	(0.20)	—	(0.20)	11.96	3.97	19,261	1.19		1.22		1.39		20
Year ended 10/31/10	10.19	0.22	(c)	1.46	1.68	(0.17)	—	(0.17)	11.70	16.55	7,693	1.26		1.27		1.98		13
Year ended 10/31/09	9.44	0.18	(c)	0.74	0.92	(0.17)	—	(0.17)	10.19	10.14	3,341	1.36		1.37		1.92		24
Year ended 10/31/08	14.28	0.20	(c)	(3.89)	(3.69)	(0.21)	(0.94)	(1.15)	9.44	(27.73)	902	1.26		1.27		1.68		18
Year ended 10/31/07	13.88	0.17		1.00	1.17	(0.18)	(0.59)	(0.77)	14.28	8.67	740	1.25		1.25		1.20		17

Class Y
Six months ended 04/30/12	11.94	0.13	(c)	1.20	1.33	(0.12)	(0.14)	(0.26)	13.01	11.35	154,482	0.68	(d)	0.69	(d)	2.12	(d)	8
Year ended 10/31/11	11.68	0.23	(c)	0.30	0.53	(0.27)	—	(0.27)	11.94	4.50	131,365	0.69		0.72		1.89		20
Year ended 10/31/10	10.19	0.28	(c)	1.43	1.71	(0.22)	—	(0.22)	11.68	16.91	31,529	0.76		0.77		2.48		13
Year ended 10/31/09	9.43	0.22	(c)	0.76	0.98	(0.22)	—	(0.22)	10.19	10.79	5,893	0.86		0.88		2.42		24
Year ended 10/31/08(e)	10.84	0.01	(c)	(1.42)	(1.41)	—	—	—	9.43	(13.01)	2,213	0.82	(f)	0.82	(f)	2.12	(f)	18

Investor Class
Six months ended 04/30/12	11.92	0.12	(c)	1.20	1.32	(0.11)	(0.14)	(0.25)	12.99	11.25	1,361,100	0.93	(d)	0.94	(d)	1.87	(d)	8
Year ended 10/31/11	11.66	0.21	(c)	0.29	0.50	(0.24)	—	(0.24)	11.92	4.32	1,253,533	0.87		0.90		1.71		20
Year ended 10/31/10	10.18	0.26	(c)	1.42	1.68	(0.20)	—	(0.20)	11.66	16.62	1,089,663	0.92		0.93		2.32		13
Year ended 10/31/09	9.42	0.20	(c)	0.76	0.96	(0.20)	—	(0.20)	10.18	10.63	986,096	1.01		1.03		2.27		24
Year ended 10/31/08	14.26	0.24	(c)	(3.89)	(3.65)	(0.25)	(0.94)	(1.19)	9.42	(27.50)	963,835	0.93		0.94		2.01		18
Year ended 10/31/07	13.88	0.22		0.98	1.20	(0.23)	(0.59)	(0.82)	14.26	8.91	1,472,311	0.91		0.91		1.54		17

Institutional Class
Six months ended 04/30/12	11.92	0.14	(c)	1.21	1.35	(0.13)	(0.14)	(0.27)	13.00	11.52	656,252	0.56	(d)	0.57	(d)	2.24	(d)	8
Year ended 10/31/11	11.67	0.24	(c)	0.29	0.53	(0.28)	—	(0.28)	11.92	4.53	443,581	0.58		0.59		2.00		20
Year ended 10/31/10	10.18	0.29	(c)	1.43	1.72	(0.23)	—	(0.23)	11.67	17.05	254,392	0.64		0.65		2.61		13
Year ended 10/31/09	9.43	0.23	(c)	0.75	0.98	(0.23)	—	(0.23)	10.18	10.88	58,842	0.69		0.69		2.60		24
Year ended 10/31/08	14.26	0.27	(c)	(3.88)	(3.61)	(0.28)	(0.94)	(1.22)	9.43	(27.25)	39,425	0.67		0.68		2.27		18
Year ended 10/31/07	13.88	0.25		0.98	1.23	(0.26)	(0.59)	(0.85)	14.26	9.17	53,464	0.66		0.66		1.79		17

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $1,261,900,843 and sold of $210,298,763 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Dividend Growth Securities Fund, Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund into the Fund.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,219,399, $36,994, $127,781, $24,676, $140,525, $1,297,062 and $548,560 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

18        Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,113.10	$4.89	$1,020.24	$4.67	0.93%

B	1,000.00	1,108.30	8.81	1,016.51	8.42	1.68

C	1,000.00	1,108.40	8.81	1,016.51	8.42	1.68

R	1,000.00	1,110.50	6.19	1,019.00	5.92	1.18

Y	1,000.00	1,113.50	3.57	1,021.48	3.42	0.68

Investor	1,000.00	1,112.50	4.88	1,020.24	4.67	0.93

Institutional	1,000.00	1,115.20	2.95	1,022.08	2.82	0.56

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19        Invesco Diversified Dividend Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

DDI-SAR-1	Invesco Distributors, Inc.

Invesco Summit Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: ASMMX ▪ B: BSMMX ▪ C: CSMMX ▪ P: SMMIX ▪ S: SMMSX ▪ Y: ASMYX
▪ Institutional: SMITX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.09%

Class B Shares	10.85

Class C Shares	10.60

Class P Shares	11.18

Class S Shares	11.21

Class Y Shares	11.35

Institutional Class Shares	11.33

S&P 500 Index▼ (Broad Market Index)	12.77

Russell 1000 Growth Index▼ (Style-Specific Index)	14.13

Lipper Multi-Cap Growth Funds Index▼ (Peer Group Index)	11.16

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Summit Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (10/31/05)	2.68%

5 Years	-0.46
1 Year	-4.37

Class B Shares

Inception (10/31/05)	2.83%

5 Years	-0.39
1 Year	-4.44

Class C Shares

Inception (10/31/05)	2.78%

5 Years	-0.08
1 Year	-0.68

Class P Shares

Inception (11/1/82)	8.64%

10 Years	4.20
5 Years	0.84
1 Year	1.33

Class S Shares

Inception	3.64%

5 Years	0.75
1 Year	1.32

Class Y Shares

Inception	3.72%

5 Years	0.86
1 Year	1.45

Institutional Class Shares

Inception	3.80%

5 Years	0.96
1 Year	1.53
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (10/31/05)	2.99%

5 Years	0.67
1 Year	0.10

Class B Shares

Inception (10/31/05)	3.15%

5 Years	0.74
1 Year	0.23

Class C Shares

Inception (10/31/05)	3.11%

5 Years	1.06
1 Year	4.07

Class P Shares

Inception (11/1/82)	8.73%

10 Years	3.94
5 Years	1.99
1 Year	6.05

Class S Shares

Inception	3.96%

5 Years	1.90
1 Year	6.06

Class Y Shares

Inception	4.04%

5 Years	2.00
1 Year	6.20

Institutional Class Shares

Inception	4.12%

5 Years	2.10
1 Year	6.27
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,
Class C, Class P, Class S, Class Y and Institutional Class shares was 1.07%, 1.82%, 1.82%, 0.92%, 0.97%, 0.82% and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.
     The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Summit Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Summit Fund

Schedule of Investments(a)

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.26%
Aerospace & Defense–3.03%
Boeing Co. (The)	154,912	$11,897,242

Precision Castparts Corp.	130,803	23,069,725

Rockwell Collins, Inc.	272,869	15,250,648

		50,217,615

Apparel Retail–0.53%
Gap, Inc. (The)	310,276	8,842,866

Apparel, Accessories & Luxury Goods–2.42%
Coach, Inc.	251,403	18,392,643

Michael Kors Holdings Ltd.(b)(c)	256,795	11,727,828

Prada S.p.A. (Italy)(c)(d)	1,487,500	10,052,764

		40,173,235

Application Software–0.38%
Citrix Systems, Inc.(c)	73,912	6,327,606

Asset Management & Custody Banks–1.09%
Affiliated Managers Group, Inc.(c)	89,325	10,149,106

Ameriprise Financial, Inc.	145,666	7,896,554

		18,045,660

Auto Parts & Equipment–0.93%
Johnson Controls, Inc.	227,312	7,267,165

Tenneco Inc.(c)	264,734	8,161,749

		15,428,914

Automobile Manufacturers–0.51%
Honda Motor Co., Ltd. (Japan)	236,600	8,519,301

Biotechnology–3.11%
Acorda Therapeutics Inc.(c)	433,098	10,931,393

Celgene Corp.(c)	197,991	14,437,504

Gilead Sciences, Inc.(c)	502,921	26,156,921

		51,525,818

Broadcasting–1.63%
CBS Corp.–Class B	188,854	6,298,281

Scripps Networks Interactive–Class A	413,032	20,742,467

		27,040,748

Cable & Satellite–3.26%
Comcast Corp.–Class A	841,101	25,510,593

DIRECTV–Class A(c)	580,837	28,617,839

		54,128,432

Communications Equipment–3.75%
Cisco Systems, Inc.	630,046	12,695,427

F5 Networks, Inc.(c)	127,814	17,118,129

QUALCOMM, Inc.	508,005	32,431,039

		62,244,595

Computer Hardware–8.54%
Apple Inc.(c)	242,522	141,691,053

Computer Storage & Peripherals–2.80%
EMC Corp.(c)	1,152,238	32,504,634

NetApp, Inc.(c)	360,122	13,983,537

		46,488,171

Construction & Engineering–1.15%
Fluor Corp.	91,001	5,255,308

Foster Wheeler AG (Switzerland)(c)	600,497	13,811,431

		19,066,739

Construction & Farm Machinery & Heavy Trucks–1.41%
AGCO Corp.(c)	233,875	10,891,559

Cummins Inc.	107,649	12,468,983

		23,360,542

Consumer Finance–0.63%
American Express Co.	172,103	10,362,322

Data Processing & Outsourced Services–3.91%
Genpact Ltd. (Bermuda)(c)	941,757	15,708,507

MasterCard, Inc.–Class A	36,696	16,596,500

VeriFone Systems, Inc.(c)	252,671	12,037,246

Visa Inc.–Class A	166,324	20,454,526

		64,796,779

Department Stores–1.22%
Macy’s, Inc.	494,456	20,282,585

Diversified Banks–0.82%
Banco Bradesco S.A.–ADR (Brazil)	533,233	8,547,725

Comerica Inc.	159,977	5,122,464

		13,670,189

Diversified Metals & Mining–0.25%
Freeport-McMoRan Copper & Gold Inc.(b)	109,012	4,175,160

Electrical Components & Equipment–1.10%
Cooper Industries PLC (Ireland)	290,302	18,164,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Summit Fund

	Shares	Value

Electronic Components–0.99%
Amphenol Corp.–Class A	283,770	$16,498,388

Fertilizers & Agricultural Chemicals–1.41%
Monsanto Co.	150,477	11,463,338

Mosaic Co. (The)	225,152	11,892,528

		23,355,866

Food Retail–1.10%
Kroger Co. (The)	784,042	18,244,657

Footwear–0.59%
Deckers Outdoor Corp.(c)	193,255	9,857,938

Gold–0.74%
Goldcorp, Inc. (Canada)	320,468	12,261,106

Health Care Services–1.28%
Express Scripts Holding Co.(c)	379,232	21,157,353

Heavy Electrical Equipment–0.67%
ABB Ltd. (Switzerland)(c)	607,801	11,077,717

Home Improvement Retail–1.41%
Home Depot, Inc. (The)	451,462	23,381,217

Homebuilding–0.32%
PulteGroup Inc.(c)	534,615	5,260,612

Homefurnishing Retail–1.61%
Bed Bath & Beyond Inc.(c)	378,173	26,619,597

Hotels, Resorts & Cruise Lines–0.47%
Royal Caribbean Cruises Ltd.	287,307	7,863,593

Household Products–0.86%
Procter & Gamble Co. (The)	224,574	14,291,889

Human Resource & Employment Services–0.64%
Robert Half International, Inc.	354,644	10,568,391

Hypermarkets & Super Centers–1.55%
Costco Wholesale Corp.	292,015	25,746,963

Industrial Conglomerates–0.75%
Danaher Corp.	229,182	12,426,248

Industrial Gases–0.74%
Praxair, Inc.	105,435	12,198,829

Industrial Machinery–1.32%
Ingersoll-Rand PLC (Ireland)	515,833	21,933,219

Integrated Oil & Gas–3.39%
Exxon Mobil Corp.	372,440	32,156,470

Occidental Petroleum Corp.	264,011	24,083,083

		56,239,553

Internet Retail–1.53%
Amazon.com, Inc.(c)	109,752	25,451,489

Internet Software & Services–3.27%
eBay Inc.(c)	300,115	12,319,721

Google Inc.–Class A(c)	52,321	31,666,239

VeriSign, Inc.	250,118	10,282,351

		54,268,311

Investment Banking & Brokerage–0.57%
Goldman Sachs Group, Inc. (The)	82,640	9,515,996

IT Consulting & Other Services–2.30%
Accenture PLC–Class A (Ireland)	266,801	17,328,725

Cognizant Technology Solutions Corp.–Class A(c)	284,080	20,828,746

		38,157,471

Life Sciences Tools & Services–0.90%
Agilent Technologies, Inc.	352,547	14,870,432

Managed Health Care–1.60%
UnitedHealth Group Inc.	313,724	17,615,603

WellPoint, Inc.	130,731	8,866,176

		26,481,779

Metal & Glass Containers–0.37%
Greif Inc.–Class A	115,229	6,180,884

Oil & Gas Drilling–0.51%
Ensco PLC–ADR (United Kingdom)	154,360	8,435,774

Oil & Gas Equipment & Services–4.04%
Cameron International Corp.(c)	357,304	18,311,830

Halliburton Co.	447,160	15,301,815

Schlumberger Ltd.	266,614	19,766,762

Superior Energy Services, Inc.(c)	504,191	13,572,822

		66,953,229

Oil & Gas Exploration & Production–0.54%
Apache Corp.	93,812	9,000,323

Other Diversified Financial Services–1.57%
JPMorgan Chase & Co.	607,637	26,116,238

Pharmaceuticals–3.06%
Abbott Laboratories	261,563	16,232,600

Allergan, Inc.	63,767	6,121,632

Pfizer Inc.	953,162	21,856,005

Shire PLC (United Kingdom)	199,368	6,504,644

		50,714,881

Railroads–1.20%
Union Pacific Corp.	176,457	19,840,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Summit Fund

	Shares	Value

Semiconductors–2.91%
Broadcom Corp.–Class A	441,820	$16,170,612

Fairchild Semiconductor International, Inc.(c)	588,197	8,334,752

Micron Technology, Inc.(c)	1,386,823	9,139,164

Texas Instruments Inc.	204,592	6,534,668

Xilinx, Inc.	222,617	8,098,806

		48,278,002

Soft Drinks–2.79%
Coca-Cola Co. (The)	206,169	15,734,818

Monster Beverage Corp.(c)	129,254	8,396,340

PepsiCo, Inc.	336,390	22,201,740

		46,332,898

Specialty Chemicals–0.57%
LyondellBasell Industries N.V.–Class A (Netherlands)	91,704	3,831,393

Rockwood Holdings Inc.(c)	100,329	5,552,207

		9,383,600

Specialty Stores–0.88%
Vitamin Shoppe, Inc.(c)	311,740	14,673,602

Systems Software–4.45%
Check Point Software Technologies Ltd. (Israel)(b)(c)	402,805	23,415,055

Microsoft Corp.	460,321	14,739,478

Oracle Corp.	704,192	20,696,203

Rovi Corp.(c)	520,373	14,882,668

		73,733,404

Technology Distributors–1.12%
Avnet, Inc.(c)	513,871	18,540,466

Trading Companies & Distributors–0.47%
Air Lease Corp.(b)(c)	334,584	7,869,416

Trucking–1.30%
J.B. Hunt Transport Services, Inc.	390,453	21,603,764

Total Common Stocks & Other Equity Interests (Cost $1,243,970,744)		1,629,938,446

Money Market Funds–1.69%
Liquid Assets Portfolio–Institutional Class(e)	14,030,306	14,030,306

Premier Portfolio–Institutional Class(e)	14,030,306	14,030,306

Total Money Market Funds (Cost $28,060,612)		28,060,612

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.95% (Cost $1,272,031,356)		1,657,999,058

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.95%
Liquid Assets Portfolio–Institutional Class (Cost $15,715,647)(e)(f)	15,715,647	15,715,647

TOTAL INVESTMENTS–100.90% (Cost $1,287,747,003)		1,673,714,705

OTHER ASSETS LESS LIABILITIES–(0.90)%		(14,854,265)

NET ASSETS–100.00%		$1,658,860,440

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2012.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2012 represented less than 1% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Summit Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Information Technology	34.4%

Consumer Discretionary	17.3

Industrials	13.0

Health Care	9.9

Energy	8.5

Consumer Staples	6.4

Financials	4.7

Materials	4.1

Money Market Funds Plus Other Assets Less Liabilities	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,243,970,744)*	$1,629,938,446

Investments in affiliated money market funds, at value and cost	43,776,259

Total investments, at value (Cost $1,287,747,003)	1,673,714,705

Receivable for:
Investments sold	8,148,564

Fund shares sold	70,287

Dividends	1,098,593

Investment for trustee deferred compensation and retirement plans	106,051

Other assets	55,246

Total assets	1,683,193,446

Liabilities:
Payable for:
Investments purchased	3,951,388

Fund shares reacquired	2,334,608

Amount due custodian — foreign (Cost $1,409,341)	1,409,030

Collateral upon return of securities loaned	15,715,647

Accrued fees to affiliates	468,259

Accrued other operating expenses	78,473

Trustee deferred compensation and retirement plans	375,601

Total liabilities	24,333,006

Net assets applicable to shares outstanding	$1,658,860,440

Net assets consist of:
Shares of beneficial interest	$1,477,347,157

Undistributed net investment income	122,901

Undistributed net realized gain (loss)	(204,584,744)

Unrealized appreciation	385,975,126

$1,658,860,440

Net Assets:
Class A	$25,382,794

Class B	$1,062,625

Class C	$3,628,025

Class P	$1,623,413,594

Class S	$4,329,154

Class Y	$919,546

Institutional Class	$124,702

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	1,976,809

Class B	85,303

Class C	292,002

Class P	125,743,859

Class S	336,696

Class Y	71,527

Institutional Class	9,689

Class A:
Net asset value per share	$12.84

Maximum offering price per share (Net asset value of $12.84 divided by 94.50%)	$13.59

Class B:
Net asset value and offering price per share	$12.46

Class C:
Net asset value and offering price per share	$12.42

Class P:
Net asset value and offering price per share	$12.91

Class S:
Net asset value and offering price per share	$12.86

Class Y:
Net asset value and offering price per share	$12.86

Institutional Class:
Net asset value and offering price per share	$12.87

*	At April 30, 2012, securities with an aggregate value of $15,206,869 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $46,957)	$7,926,430

Dividends from affiliated money market funds (includes securities lending income of $23,509)	50,752

Total investment income	7,977,182

Expenses:
Advisory fees	5,087,577

Administrative services fees	208,050

Custodian fees	15,646

Distribution fees:
Class A	25,900

Class B	5,372

Class C	11,262

Class P	782,406

Class S	3,126

Transfer agent fees — A, B, C, P, S and Y	1,243,622

Transfer agent fees — Institutional	29

Trustees’ and officers’ fees and benefits	56,413

Other	107,424

Total expenses	7,546,827

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(36,035)

Net expenses	7,510,792

Net investment income	466,390

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	10,427,891

Foreign currencies	(7,222)

10,420,669

Change in net unrealized appreciation of:
Investment securities	160,668,615

Foreign currencies	8,193

160,676,808

Net realized and unrealized gain	171,097,477

Net increase in net assets resulting from operations	$171,563,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$466,390	$2,414,493

Net realized gain	10,420,669	168,268,966

Change in net unrealized appreciation (depreciation)	160,676,808	(90,420,025)

Net increase in net assets resulting from operations	171,563,867	80,263,434

Distributions to shareholders from net investment income:
Class A	(3,511)	(3,313)

Class P	(2,372,726)	(2,510,910)

Class S	(5,544)	(5,625)

Class Y	(3,117)	(3,614)

Institutional Class	(261)	(45)

Total distributions from net investment income	(2,385,159)	(2,523,507)

Share transactions–net:
Class A	5,299,229	(5,212,938)

Class B	(138,574)	(443,494)

Class C	1,486,144	(566,763)

Class P	(87,582,045)	(194,783,601)

Class S	(193,862)	(350,730)

Class Y	(391,320)	(314,455)

Institutional Class	39,475	60,364

Net increase (decrease) in net assets resulting from share transactions	(81,480,953)	(201,611,617)

Net increase (decrease) in net assets	87,697,755	(123,871,690)

Net assets:
Beginning of period	1,571,162,685	1,695,034,375

End of period (includes undistributed net investment income of $122,901 and $2,041,670, respectively)	$1,658,860,440	$1,571,162,685

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such

11        Invesco Summit Fund

shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more

12        Invesco Summit Fund

of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

13        Invesco Summit Fund

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $10 million	1.00%

Next $140 million	0.75%

Over $150 million	0.625%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.85%, 1.90%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Adviser did not waiver fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $31,944.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.10% of Class P shares and 0.15% of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $4,525 in front-end sales commissions from the sale of Class A shares and $0, $548 and $132 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14        Invesco Summit Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,655,142,640	$18,572,065	$—	$1,673,714,705

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,091.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2012, the Fund paid legal fees of $160 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

15        Invesco Summit Fund

  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$213,375,987

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $180,320,870 and $246,905,070, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$455,299,648

Aggregate unrealized (depreciation) of investment securities	(70,961,373)

Net unrealized appreciation of investment securities	$384,338,275

Cost of investments for tax purposes is $1,289,376,430.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	787,707	$9,612,932	508,790	$6,129,306

Class B	14,408	163,063	17,167	207,420

Class C	153,108	1,903,165	24,066	277,838

Class P	2,765,815	33,514,574	6,476,302	76,780,988

Class S	11,262	137,140	38,623	460,009

Class Y	1,693	21,796	9,809	115,595

Institutional Class	3,071	39,253	5,898	63,637

Issued as reinvestment of dividends:
Class A	303	3,456	279	3,254

Class P	205,145	2,350,959	211,545	2,481,425

Class S	484	5,520	481	5,625

Class Y	172	1,957	307	3,586

Institutional Class	20	222	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	7,508	90,686	21,541	256,625

Class B	(7,728)	(90,686)	(22,065)	(256,625)

Reacquired:
Class A	(355,816)	(4,407,845)	(975,621)	(11,602,123)

Class B	(17,914)	(210,951)	(34,532)	(394,289)

Class C	(36,409)	(417,021)	(73,184)	(844,601)

Class P	(10,118,223)	(123,447,578)	(22,958,368)	(274,046,014)

Class S	(27,231)	(336,522)	(69,011)	(816,364)

Class Y	(32,719)	(415,073)	(35,715)	(433,636)

Institutional Class	—	—	(293)	(3,273)

Net increase (decrease) in share activity	(6,645,344)	$(81,480,953)	(16,853,981)	$(201,611,617)

16        Invesco Summit Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/12	$11.56	$(0.01)	$1.29	$1.28	$(0.00)	$—	$(0.00)	$12.84	11.09%	$25,383	1.09	%(d)	1.09	%(d)	(0.09	)%(d)	12%
Year ended 10/31/11	11.09	0.00	0.47	0.47	(0.00)	—	(0.00)	11.56	4.25	17,763	1.06		1.07		0.00		59
Year ended 10/31/10	9.55	0.00	1.61	1.61	(0.07)	—	(0.07)	11.09	16.89	21,981	1.09		1.10		0.00		53
Year ended 10/31/09	9.81	0.06	0.33	0.39	(0.05)	(0.60)	(0.65)	9.55	4.99	24,855	1.12		1.13		0.70		89
Year ended 10/31/08	15.42	0.05	(5.40)	(5.35)	(0.06)	(0.20)	(0.26)	9.81	(35.26)	25,529	1.06		1.07		0.34		79
Year ended 10/31/07	12.74	0.05	2.70	2.75	(0.07)	—	(0.07)	15.42	21.65	11,591	1.08		1.08		0.37		41

Class B
Six months ended 04/30/12	11.24	(0.05)	1.27	1.22	—	—	—	12.46	10.85	1,063	1.84	(d)	1.84	(d)	(0.84	)(d)	12
Year ended 10/31/11	10.87	(0.09)	0.46	0.37	—	—	—	11.24	3.40	1,085	1.81		1.82		(0.75)		59
Year ended 10/31/10	9.37	(0.08)	1.58	1.50	—	—	—	10.87	16.01	1,477	1.84		1.85		(0.75)		53
Year ended 10/31/09	9.64	(0.00)	0.33	0.33	—	(0.60)	(0.60)	9.37	4.31	1,975	1.87		1.88		(0.05)		89
Year ended 10/31/08	15.20	(0.05)	(5.30)	(5.35)	(0.01)	(0.20)	(0.21)	9.64	(35.70)	3,256	1.81		1.82		(0.41)		79
Year ended 10/31/07	12.64	(0.05)	2.66	2.61	(0.05)	—	(0.05)	15.20	20.74	2,727	1.83		1.83		(0.38)		41

Class C
Six months ended 04/30/12	11.23	(0.05)	1.24	1.19	—	—	—	12.42	10.60	3,628	1.84	(d)	1.84	(d)	(0.84	)(d)	12
Year ended 10/31/11	10.85	(0.09)	0.47	0.38	—	—	—	11.23	3.50	1,968	1.81		1.82		(0.75)		59
Year ended 10/31/10	9.36	(0.08)	1.57	1.49	—	—	—	10.85	15.92	2,435	1.84		1.85		(0.75)		53
Year ended 10/31/09	9.63	(0.00)	0.33	0.33	—	(0.60)	(0.60)	9.36	4.31	3,145	1.87		1.88		(0.05)		89
Year ended 10/31/08	15.20	(0.05)	(5.31)	(5.36)	(0.01)	(0.20)	(0.21)	9.63	(35.77)	4,408	1.81		1.82		(0.41)		79
Year ended 10/31/07	12.64	(0.05)	2.66	2.61	(0.05)	—	(0.05)	15.20	20.74	995	1.83		1.83		(0.38)		41

Class P
Six months ended 04/30/12	11.63	0.00	1.30	1.30	(0.02)	—	(0.02)	12.91	11.18	1,623,414	0.94	(d)	0.94	(d)	0.06	(d)	12
Year ended 10/31/11	11.15	0.02	0.48	0.50	(0.02)	—	(0.02)	11.63	4.46	1,545,006	0.91		0.92		0.15		59
Year ended 10/31/10	9.60	0.02	1.60	1.62	(0.07)	—	(0.07)	11.15	16.97	1,663,462	0.94		0.95		0.15		53
Year ended 10/31/09	9.85	0.08	0.33	0.41	(0.06)	(0.60)	(0.66)	9.60	5.22	1,572,776	0.97		0.98		0.85		89
Year ended 10/31/08	15.47	0.07	(5.42)	(5.35)	(0.07)	(0.20)	(0.27)	9.85	(35.17)	1,554,240	0.91		0.92		0.49		79
Year ended 10/31/07	12.77	0.07	2.71	2.78	(0.08)	—	(0.08)	15.47	21.85	2,594,668	0.92		0.94		0.52		41

Class S
Six months ended 04/30/12	11.58	0.00	1.30	1.30	(0.02)	—	(0.02)	12.86	11.21	4,329	0.99	(d)	0.99	(d)	0.01	(d)	12
Year ended 10/31/11	11.11	0.01	0.47	0.48	(0.01)	—	(0.01)	11.58	4.36	4,078	0.96		0.97		0.10		59
Year ended 10/31/10	9.56	0.01	1.61	1.62	(0.07)	—	(0.07)	11.11	16.99	4,246	0.99		1.00		0.10		53
Year ended 10/31/09(e)	9.65	0.01	(0.10)	(0.09)	—	—	—	9.56	(0.93)	312	0.95	(f)	0.96	(f)	0.87	(f)	89

Class Y
Six months ended 04/30/12	11.58	0.01	1.30	1.31	(0.03)	—	(0.03)	12.86	11.35	920	0.84	(d)	0.84	(d)	0.16	(d)	12
Year ended 10/31/11	11.11	0.03	0.47	0.50	(0.03)	—	(0.03)	11.58	4.48	1,186	0.81		0.82		0.25		59
Year ended 10/31/10	9.56	0.03	1.60	1.63	(0.08)	—	(0.08)	11.11	17.14	1,422	0.84		0.85		0.25		53
Year ended 10/31/09	9.81	0.09	0.32	0.41	(0.06)	(0.60)	(0.66)	9.56	5.26	2,201	0.87		0.88		0.95		89
Year ended 10/31/08(e)	10.98	0.00	(1.17)	(1.17)	—	—	—	9.81	(10.66)	224	0.85	(f)	0.86	(f)	0.55	(f)	79

Institutional Class
Six months ended 04/30/12	11.60	0.02	1.29	1.31	(0.04)	—	(0.04)	12.87	11.33	125	0.75	(d)	0.75	(d)	0.25	(d)	12
Year ended 10/31/11	11.14	0.04	0.47	0.51	(0.05)	—	(0.05)	11.60	4.54	77	0.74		0.75		0.32		59
Year ended 10/31/10	9.58	0.04	1.62	1.66	(0.10)	—	(0.10)	11.14	17.42	11	0.68		0.69		0.41		53
Year ended 10/31/09	9.81	0.10	0.33	0.43	(0.06)	(0.60)	(0.66)	9.58	5.48	11,358	0.67		0.68		1.15		89
Year ended 10/31/08(e)	10.98	0.00	(1.17)	(1.17)	—	—	—	9.81	(10.66)	10,762	0.80	(f)	0.81	(f)	0.60	(f)	79

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $20,834, $1,080, $2,265, $1,573,411, $4,191, $1,096 and $92 for Class A, Class B, Class C, Class P, Class S, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of September 25, 2009 for Class S shares and October 3, 2008 for Class Y and Institutional Class shares.
(f)	Annualized.

17        Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,110.90	$5.72	$1,019.44	$5.47	1.09%

B	1,000.00	1,108.50	9.65	1,015.71	9.22	1.84

C	1,000.00	1,106.00	9.63	1,015.71	9.22	1.84

P	1,000.00	1,111.80	4.94	1,020.19	4.72	0.94

S	1,000.00	1,112.10	5.20	1,019.94	4.97	0.99

Y	1,000.00	1,113.50	4.41	1,020.69	4.22	0.84

Institutional	1,000.00	1,113.50	3.94	1,021.13	3.77	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18        Invesco Summit Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and 002-25469.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SUM-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:   AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 9, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 9, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 9, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.